UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22406

Mirae Asset Discovery Funds
(Exact name of registrant as specified in charter)

1350 Avenue of the Americas, 33rd Floor New York, NY	10019
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 205-8300

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2016

Item 1. Reports to Stockholders.

Mirae Asset Discovery Funds

i

Mirae Asset Discovery Funds
Expense Examples
(Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges, as applicable; (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and (3) other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at May 1, 2016 and held for the entire period from May 1, 2016 through October 31, 2016.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund and share class in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your expenses would have been higher.

		Beginning Account Value	Actual Ending Account Value	Hypothetical Ending Account Value	Actual Expenses Paid During Period	Hypothetical Expenses Paid During Period	Annualized Expense Ratio During Period
Fund		5/1/16	10/31/16	10/31/16	5/1/16 - 10/31/16(1)	5/1/16 - 10/31/16(1)	5/1/16 - 10/31/16

Emerging Markets Fund	Class A	$1,000.00	$1,099.20	$1,016.99	$8.62	$8.29	1.63%
	Class C	1,000.00	1,094.20	1,013.21	12.56	12.08	2.38%
	Class I	1,000.00	1,099.10	1,018.25	7.30	7.02	1.38%

Asia Fund	Class A	1,000.00	1,069.50	1,016.99	8.50	8.29	1.63%
	Class C	1,000.00	1,065.10	1,013.21	12.39	12.08	2.38%
	Class I	1,000.00	1,070.40	1,018.25	7.20	7.02	1.38%

Emerging Markets Great Consumer Fund	Class A	1,000.00	1,067.00	1,016.99	8.49	8.29	1.63%
	Class C	1,000.00	1,063.00	1,013.21	12.38	12.08	2.38%
	Class I	1,000.00	1,069.10	1,018.25	7.20	7.02	1.38%

Asia Great Consumer Fund	Class A	1,000.00	1,046.10	1,016.99	8.41	8.29	1.63%
	Class C	1,000.00	1,042.60	1,013.21	12.25	12.08	2.38%
	Class I	1,000.00	1,047.30	1,018.25	7.12	7.02	1.38%

Global Great Consumer Fund	Class A	1,000.00	1,021.20	1,018.10	7.18	7.17	1.41%
	Class C	1,000.00	1,016.90	1,014.32	10.98	10.97	2.16%
	Class I	1,000.00	1,022.70	1,019.36	5.91	5.90	1.16%

Global Dynamic Bond Fund	Class A	1,000.00	1,027.10	1,019.41	5.88	5.85	1.15%
	Class C	1,000.00	1,024.30	1,015.63	9.69	9.65	1.90%
	Class I	1,000.00	1,028.40	1,020.67	4.60	4.58	0.90%

Global Growth Fund	Class I	1,000.00	1,079.80	1,019.16	6.29	6.11	1.20%

(1)  Expenses are equal to the average account value over the period, multiplied by the Fund's annualized expense ratio, multiplied by 184/365 (to reflect the one half year period).

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	October 31, 2106
(Unaudited)

		Shares	Value ($)
Common Stocks (98.3%)
ACC Ltd. (Construction Materials)		3,546	80,592
AIA Group Ltd. (Insurance)		30,000	189,354
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		1,858	188,940
Alsea SAB de CV (Hotels, Restaurants & Leisure)		14,981	55,904
AMOREPACIFIC Corp. (Personal Products)		536	168,232
Banco do Brasil SA (Banks)		16,438	151,117
BDO Unibank, Inc. (Banks)		37,840	88,171
BR Malls Participacoes SA* (Real Estate Management & Development)		28,025	112,047
Cemex Holdings Philippines, Inc., Class I* (Construction Materials)		382,000	90,114
Cemex SAB de CV ADR* (Construction Materials)		10,300	89,403
Cemex SAB de CV ADR* (Construction Materials)		1,700	14,756
China Biologic Products, Inc.* (Biotechnology)		849	100,275
China Everbright International Ltd. (Commercial Services & Supplies)		73,000	87,540
China Mobile Ltd. (Wireless Telecommunication Services)		10,500	120,295
Cognizant Technology Solutions Corp., A Shares* (IT Services)		2,060	105,781
Copa Holdings SA, Class A (Airlines)		800	73,784
CP ALL Public Co. Ltd. (Food & Staples Retailing)		36,400	63,196
Credicorp Ltd. (Banks)		400	59,472
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)		104,000	107,818
Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)		2,181	96,291
Emaar Properties PJSC (Real Estate Management & Development)		31,430	59,644
FirstRand Ltd. (Diversified Financial Services)		18,888	67,737
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)		37,000	151,954
Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)		7,622	106,717
Gruma, SAB de CV, Class B (Food Products)		3,925	54,570
HFDC Bank Ltd. (Banks)		7,847	147,270
ICICI Bank Ltd. (Banks)		29,039	120,474
IHH Healthcare Bhd (Health Care Providers & Services)		54,800	83,674
KAZ Minerals PLC* (Metals & Mining)		26,835	93,924
Korea Electric Power Corp. (Electric Utilities)		2,566	110,487
Luxoft Holding, Inc.* (IT Services)		890	47,170
Luye Pharma Group Ltd. (Pharmaceuticals)		73,500	49,472
Maruti Suzuki India Ltd. (Automobiles)		1,384	122,197
Naspers Ltd. (Media)		963	161,521
Naver Corp. (Internet Software & Services)		187	140,111
OTP Bank Nyrt (Banks)		1,600	44,971
Petroleo Brasileiro SA* (Oil, Gas & Consumable Fuels)		29,809	165,227
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)		29,500	155,768
PT Bank Central Asia Tbk (Banks)		124,900	148,622
PT Semen Indonesia (Persero) Tbk (Construction Materials)		125,400	94,672
Raia Drogasil SA (Food & Staples Retailing)		3,400	75,692
Randon Participacoes SA* (Machinery)		18,300	27,523
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)		7,006	110,283
Rosneft OJSC GDR (Oil, Gas & Consumable Fuels)		16,670	90,852
Samsonite International SA (Textiles, Apparel & Luxury Goods)		23,700	74,566
Samsung Biologics Co. Ltd.* (Life Sciences Tools & Services)		32	3,805
Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)		136	194,881
Sberbank of Russia PJSC ADR (Banks)		12,269	116,432
Steinhoff International Holdings NV (Household Durables)		6,800	36,736
Sun Pharmaceuticals Industries Ltd. (Pharmaceuticals)		5,410	60,605
Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)		17,000	83,079
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)		21,000	125,523
Tata Motors Ltd. (Automobiles)		18,716	149,087
Tencent Holdings Ltd. (Internet Software & Services)		12,300	326,402
Turkiye Halk Bankasi AS (Banks)		23,488	71,362
Universal Robina Corp. (Food Products)		17,010	63,950
X5 Retail Group NV - Registered Shares GDR* (Food & Staples Retailing)		2,500	74,600
Yandex NV* (Internet Software & Services)		1,600	31,504

TOTAL COMMON STOCKS (Cost $5,103,366)			5,886,146

TOTAL INVESTMENTS (Cost $5,103,366) — 98.3%			5,886,146

Other Net Assets (Liabilities) — 1.7%			100,311

NET ASSETS — 100.0%			5,986,457

*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	October 31, 2106
(Unaudited)

The Emerging Markets Fund invested in the following industries as of October 31, 2016:			The Emerging Markets Fund invested in securities with exposure to the following countries as of October 31, 2016:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Airlines	73,784	1.2%	Brazil	531,606	8.9%
Automobiles	271,284	4.5%	China	1,000,227	16.7%
Banks	947,891	16.0%	Hong Kong	731,527	12.2%
Biotechnology	100,275	1.7%	Hungary	44,971	0.8%
Commercial Services & Supplies	87,540	1.5%	India	1,003,006	16.7%
Construction Materials	369,537	6.1%	Indonesia	243,294	4.1%
Diversified Financial Services	67,737	1.1%	Malaysia	83,674	1.4%
Electric Utilities	110,487	1.8%	Mexico	214,633	3.6%
Electronic Equipment, Instruments & Components	83,079	1.4%	Netherlands	74,600	1.2%
Food & Staples Retailing	213,488	3.6%	Panama	73,784	1.2%
Food Products	118,520	2.0%	Peru	59,472	1.0%
Health Care Providers & Services	83,674	1.4%	Philippines	242,235	4.0%
Hotels, Restaurants & Leisure	207,858	3.4%	Russia	238,788	4.0%
Household Durables	36,736	0.6%	South Africa	265,994	4.4%
Insurance	345,122	5.8%	South Korea	617,516	10.3%
Internet & Direct Marketing Retail	96,291	1.6%	Switzerland	47,170	0.8%
Internet Software & Services	686,957	11.4%	Taiwan	125,523	2.1%
IT Services	152,951	2.6%	Thailand	63,196	1.1%
Life Sciences Tools & Services	3,805	0.1%	Turkey	71,362	1.2%
Machinery	27,523	0.5%	United Arab Emirates	59,644	1.0%
Media	161,521	2.7%	United Kingdom	93,924	1.6%
Metals & Mining	93,924	1.6%	Other Net Assets	100,311	1.7%
Oil, Gas & Consumable Fuels	366,362	6.0%	Total	5,986,457	100.0%
Personal Products	168,232	2.8%
Pharmaceuticals	324,612	5.4%
Real Estate Management & Development	171,691	2.9%
Semiconductors & Semiconductor Equipment	320,404	5.4%
Textiles, Apparel & Luxury Goods	74,566	1.2%
Wireless Telecommunication Services	120,295	2.0%
Other Net Assets	100,311	1.7%
Total	5,986,457	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	October 31, 2106
(Unaudited)

		Shares	Value ($)
Common Stocks (98.9%)
ABS-CBN Holdings Corp. (Media)		365,240	347,434
ACC Ltd. (Construction Materials)		17,246	391,960
AIA Group Ltd. (Insurance)		164,200	1,036,400
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		9,679	984,258
AMOREPACIFIC Corp. (Personal Products)		2,528	793,453
BDO Unibank, Inc. (Banks)		173,030	403,177
Bharat Financial Inclusion Ltd.* (Consumer Finance)		32,448	429,627
BOC Aviation Ltd. (Trading Companies & Distributors)		109,900	600,848
Cemex Holdings Philippines, Inc., Class I* (Construction Materials)		1,674,100	394,923
China Biologic Products, Inc.* (Biotechnology)		3,123	368,858
China Everbright International Ltd. (Commercial Services & Supplies)		383,000	459,286
China Telecom Corp. Ltd., H Shares (Diversified Telecommunication Services)		880,000	455,018
Cognizant Technology Solutions Corp., A Shares* (IT Services)		8,338	428,156
CP ALL Public Co. Ltd. (Food & Staples Retailing)		227,600	395,151
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)		512,000	530,796
Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)		11,724	517,615
Emperador, Inc. (Beverages)		2,044,400	306,174
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)		166,000	681,740
Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)		36,384	509,420
Godrej Consumer Products Ltd. (Personal Products)		18,394	441,657
HFDC Bank Ltd. (Banks)		34,211	642,058
ICICI Bank Ltd. (Banks)		155,928	646,898
IHH Healthcare Bhd (Health Care Providers & Services)		185,900	283,851
Indian Oil Corp. Ltd. (Oil, Gas & Consumable Fuels)		102,522	496,874
JD.Com, Inc. ADR (Internet & Direct Marketing Retail)		24,644	639,511
Korea Aerospace Industries Ltd. (Aerospace & Defense)		6,414	363,374
Korea Electric Power Corp. (Electric Utilities)		15,341	660,556
Lupin Ltd. (Pharmaceuticals)		9,696	220,432
Luye Pharma Group Ltd. (Pharmaceuticals)		313,500	211,013
Maruti Suzuki India Ltd. (Automobiles)		8,284	731,412
Narayana Hrudayalaya Ltd.* (Health Care Providers & Services)		79,032	421,196
Naver Corp. (Internet Software & Services)		881	660,095
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)		186,000	982,128
PT Bank Central Asia Tbk (Banks)		626,000	744,896
PT Semen Indonesia (Persero) Tbk (Construction Materials)		664,900	501,975
PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)		1,400,300	452,921
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)		37,397	588,675
Samsonite International SA (Textiles, Apparel & Luxury Goods)		104,400	328,467
Samsung Biologics Co. Ltd.* (Life Sciences Tools & Services)		207	24,613
Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)		587	841,138
Sands China Ltd. (Hotels, Restaurants & Leisure)		101,200	440,408
Sun Pharmaceuticals Industries Ltd. (Pharmaceuticals)		21,529	241,178
Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)		85,000	415,393
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)		124,000	741,185
Tata Motors Ltd. (Automobiles)		98,572	785,197
Tencent Holdings Ltd. (Internet Software & Services)		62,800	1,666,504
Thai Beverage Public Co. Ltd. (Beverages)		567,100	393,451
Uni-President China Holdings Ltd. (Food Products)		355,000	240,320
Universal Robina Corp. (Food Products)		43,400	163,165
UPL Ltd. (Chemicals)		51,210	533,878
Vedanta Ltd. (Metals & Mining)		45,016	136,538

TOTAL COMMON STOCKS (Cost $24,804,024)			26,675,251

TOTAL INVESTMENTS (Cost $24,804,024) — 98.9%			26,675,251

Other Net Assets (Liabilities) — 1.1%			294,623

NET ASSETS — 100.0%			26,969,874

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	October 31, 2106
(Unaudited)

The Asia Fund invested in the following industries as of October 31, 2016:			The Asia Fund invested in securities with exposure to the following countries as of October 31, 2016:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Aerospace & Defense	363,374	1.3%	China	6,480,618	24.0%
Automobiles	1,516,609	5.6%	Hong Kong	3,477,097	12.9%
Banks	2,437,029	9.0%	India	7,645,156	28.4%
Beverages	699,625	2.6%	Indonesia	1,699,792	6.3%
Biotechnology	368,858	1.4%	Malaysia	283,851	1.1%
Chemicals	533,878	2.0%	Philippines	1,614,873	6.0%
Commercial Services & Supplies	459,286	1.7%	Singapore	600,848	2.2%
Construction Materials	1,288,858	4.9%	South Korea	3,343,229	12.4%
Consumer Finance	429,627	1.6%	Taiwan	741,185	2.7%
Diversified Telecommunication Services	907,939	3.4%	Thailand	788,602	2.9%
Electric Utilities	660,556	2.4%	Other Net Assets	294,623	1.1%
Electronic Equipment, Instruments & Components	415,393	1.5%	Total	26,969,874	100.0%
Food & Staples Retailing	395,151	1.4%
Food Products	403,485	1.5%
Health Care Providers & Services	705,047	2.7%
Hotels, Restaurants & Leisure	1,122,148	4.2%
Insurance	2,018,528	7.4%
Internet & Direct Marketing Retail	1,157,126	4.3%
Internet Software & Services	3,310,857	12.2%
IT Services	428,156	1.6%
Life Sciences Tools & Services	24,613	0.1%
Media	347,434	1.3%
Metals & Mining	136,538	0.5%
Oil, Gas & Consumable Fuels	1,085,549	4.0%
Personal Products	1,235,110	4.6%
Pharmaceuticals	1,712,839	6.4%
Semiconductors & Semiconductor Equipment	1,582,323	5.9%
Textiles, Apparel & Luxury Goods	328,467	1.2%
Trading Companies & Distributors	600,848	2.2%
Other Net Assets	294,623	1.1%
Total	26,969,874	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	October 31, 2106
(Unaudited)

		Shares	Value ($)
Common Stocks (97.4%)
AIA Group Ltd. (Insurance)		823,600	5,198,409
Airports of Thailand Public Co. Ltd. (Transportation Infrastructure)		146,700	1,597,345
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		103,858	10,561,320
Alsea SAB de CV (Hotels, Restaurants & Leisure)		506,572	1,890,340
AMOREPACIFIC Corp. (Personal Products)		16,431	5,157,133
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)		256,317	5,147,641
Asian Paints Ltd. (Chemicals)		103,981	1,675,016
Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)		66,000	1,438,816
Baidu, Inc. ADR* (Internet Software & Services)		14,469	2,558,987
Banco do Brasil SA (Banks)		492,375	4,526,487
Bangkok Dusit Medical Services Public Co. Ltd. (Health Care Providers & Services)		5,477,400	3,569,053
BR Malls Participacoes SA* (Real Estate Management & Development)		839,144	3,354,998
Britannia Industries Ltd. (Food Products)		101,537	5,041,423
Celltrion, Inc.* (Biotechnology)		13,656	1,267,938
Cemex SAB de CV ADR* (Construction Materials)		264,700	2,297,596
Cemex SAB de CV ADR* (Construction Materials)		69,900	606,732
Colgate-Palmolive (India) Ltd. (Personal Products)		168,367	2,447,726
Copa Holdings SA, Class A (Airlines)		23,000	2,121,290
Credicorp Ltd. (Banks)		10,820	1,608,718
Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)		156,097	6,891,682
Emaar Properties PJSC (Real Estate Management & Development)		916,225	1,738,705
FirstRand Ltd. (Diversified Financial Services)		789,909	2,832,808
Godrej Consumer Products Ltd. (Personal Products)		32,880	789,479
Gruma, SAB de CV, Class B (Food Products)		142,455	1,980,571
Hanmi Pharm Co. Ltd. (Pharmaceuticals)		3,395	1,074,480
Hindustan Unilever Ltd. (Household Products)		144,867	1,820,383
IHH Healthcare Bhd (Health Care Providers & Services)		1,652,200	2,522,744
JD.Com, Inc. ADR (Internet & Direct Marketing Retail)		167,425	4,344,678
Luxoft Holding, Inc.* (IT Services)		26,034	1,379,802
Luye Pharma Group Ltd. (Pharmaceuticals)		3,058,500	2,058,640
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		2,529,674	2,783,357
Naspers Ltd. (Media)		22,404	3,757,751
Naver Corp. (Internet Software & Services)		3,442	2,578,942
OTP Bank Nyrt (Banks)		51,000	1,433,435
PChome Online, Inc. (Internet Software & Services)		205,699	2,237,277
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)		1,150,000	6,072,299
PT Kalbe Farma Tbk (Pharmaceuticals)		41,006,235	5,468,755
PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)		6,690,700	2,164,080
PT Unilever Indonesia Tbk (Household Products)		933,801	3,183,169
Qingdao Haier Co. Ltd., A Shares (Household Durables)		922,927	1,360,373
Raia Drogasil SA (Food & Staples Retailing)		108,800	2,422,134
Randon Participacoes SA* (Machinery)		524,800	789,297
Samsung Biologics Co. Ltd.* (Life Sciences Tools & Services)		712	84,658
Sands China Ltd. (Hotels, Restaurants & Leisure)		986,400	4,292,677
Sberbank of Russia PJSC ADR (Banks)		452,256	4,291,909
Shanghai International Airport Co. Ltd., Class A (Transportation Infrastructure)		680,076	2,722,996
Steinhoff International Holdings NV (Household Durables)		146,500	791,448
Sun Pharmaceuticals Industries Ltd. (Pharmaceuticals)		228,769	2,562,775
Tencent Holdings Ltd. (Internet Software & Services)		459,000	12,180,341
Turkiye Halk Bankasi AS (Banks)		604,236	1,835,812
Universal Robina Corp. (Food Products)		1,333,760	5,014,342
Vipshop Holdings Ltd. ADR* (Internet & Direct Marketing Retail)		151,322	2,068,572
X5 Retail Group NV - Registered Shares GDR* (Food & Staples Retailing)		149,080	4,448,547
Yandex NV* (Internet Software & Services)		105,000	2,067,450
Zhengzhou Yutong Bus Co. Ltd., Class A (Machinery)		1,182,228	3,762,777

TOTAL COMMON STOCKS (Cost $158,134,445)			169,876,113

Preferred Stock (1.6%)
Lojas Americanas SA (Multiline Retail)		420,754	2,747,458

TOTAL PREFERRED STOCK (Cost $1,664,382)			2,747,458

TOTAL INVESTMENTS (Cost $159,798,827) — 99.0%			172,623,571

Other Net Assets (Liabilities) —1.0%			1,825,182

NET ASSETS — 100.0%			174,448,753

*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	October 31, 2106
(Unaudited)

The Emerging Markets Great Consumer Fund invested in the following industries as of October 31, 2016:			The Emerging Markets Great Consumer Fund invested in securities with exposure to the following countries as of October 31, 2016:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Airlines	2,121,290	1.2%	Brazil	13,840,374	8.0%
Banks	13,696,361	7.8%	China	54,582,665	31.2%
Biotechnology	1,267,938	0.7%	Hong Kong	9,491,086	5.4%
Chemicals	1,675,016	1.0%	Hungary	1,433,435	0.8%
Construction Materials	2,904,328	1.7%	India	19,484,443	11.2%
Diversified Financial Services	2,832,808	1.6%	Indonesia	10,816,004	6.2%
Diversified Telecommunication Services	2,164,080	1.2%	Malaysia	2,522,744	1.4%
Food & Staples Retailing	6,870,681	4.0%	Mexico	6,775,239	3.9%
Food Products	12,036,336	6.9%	Netherlands	4,448,547	2.6%
Health Care Providers & Services	11,239,438	6.4%	Panama	2,121,290	1.2%
Hotels, Restaurants & Leisure	8,966,374	5.2%	Peru	1,608,718	0.9%
Household Durables	2,151,821	1.3%	Philippines	5,014,342	2.9%
Household Products	5,003,552	2.8%	Russia	6,359,359	3.6%
Insurance	11,270,708	6.4%	South Africa	8,820,823	5.1%
Internet & Direct Marketing Retail	13,304,932	7.5%	South Korea	10,163,151	5.8%
Internet Software & Services	32,184,317	18.4%	Switzerland	1,379,802	0.8%
IT Services	1,379,802	0.8%	Taiwan	2,237,277	1.3%
Life Sciences Tools & Services	84,658	0.0%	Thailand	7,949,755	4.6%
Machinery	4,552,074	2.7%	Turkey	1,835,812	1.1%
Media	3,757,751	2.2%	United Arab Emirates	1,738,705	1.0%
Multiline Retail	2,747,458	1.6%	Other Net Assets	1,825,182	1.0%
Personal Products	8,394,338	4.9%	Total	174,448,753	100.0%
Pharmaceuticals	12,603,466	7.3%
Real Estate Management & Development	5,093,703	2.9%
Transportation Infrastructure	4,320,341	2.5%
Other Net Assets	1,825,182	1.0%
Total	174,448,753	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Great Consumer Fund	October 31, 2106
(Unaudited)

		Shares	Value ($)
Common Stocks (100.2%)
AIA Group Ltd. (Insurance)		525,400	3,316,226
Airports of Thailand Public Co. Ltd. (Transportation Infrastructure)		93,300	1,015,898
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		66,101	6,721,811
AMOREPACIFIC Corp. (Personal Products)		10,631	3,336,711
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)		163,900	3,291,623
Asian Paints Ltd. (Chemicals)		69,666	1,122,240
Baidu, Inc. ADR* (Internet Software & Services)		8,715	1,541,335
Bangkok Dusit Medical Services Public Co. Ltd. (Health Care Providers & Services)		3,410,300	2,222,139
Britannia Industries Ltd. (Food Products)		64,790	3,216,894
Celltrion, Inc.* (Biotechnology)		8,688	806,667
Colgate-Palmolive (India) Ltd. (Personal Products)		109,553	1,592,685
Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)		97,066	4,285,464
Godrej Consumer Products Ltd. (Personal Products)		20,946	502,933
Hanmi Pharm Co. Ltd. (Pharmaceuticals)		2,172	687,414
Hindustan Unilever Ltd. (Household Products)		95,934	1,205,496
IHH Healthcare Bhd (Health Care Providers & Services)		1,051,000	1,604,772
JD.Com, Inc. ADR (Internet & Direct Marketing Retail)		106,659	2,767,801
Luye Pharma Group Ltd. (Pharmaceuticals)		1,879,000	1,264,733
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		1,611,255	1,772,836
Naver Corp. (Internet Software & Services)		2,185	1,637,126
PChome Online, Inc. (Internet Software & Services)		129,452	1,407,979
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)		736,000	3,886,271
PT Kalbe Farma Tbk (Pharmaceuticals)		26,121,896	3,483,720
PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)		4,259,600	1,377,751
PT Unilever Indonesia Tbk (Household Products)		613,769	2,092,234
Qingdao Haier Co. Ltd., A Shares (Household Durables)		583,395	859,911
Samsung Biologics Co. Ltd.* (Life Sciences Tools & Services)		454	53,981
Sands China Ltd. (Hotels, Restaurants & Leisure)		621,200	2,703,377
Shanghai International Airport Co. Ltd., Class A (Transportation Infrastructure)		423,234	1,694,611
Sun Pharmaceuticals Industries Ltd. (Pharmaceuticals)		145,940	1,634,886
Tencent Holdings Ltd. (Internet Software & Services)		293,000	7,775,249
Universal Robina Corp. (Food Products)		861,080	3,237,277
Vipshop Holdings Ltd. ADR* (Internet & Direct Marketing Retail)		97,602	1,334,219
Zhengzhou Yutong Bus Co. Ltd., Class A (Machinery)		739,682	2,354,249

TOTAL COMMON STOCKS (Cost $79,257,625)			77,808,519

TOTAL INVESTMENTS (Cost $79,257,625) — 100.2%			77,808,519

Other Net Assets (Liabilities) — (0.2)%			(180,010)

NET ASSETS — 100.0%			77,628,509

*	Non-income producing security
ADR	American Depositary Receipt

The Asia Great Consumer Fund invested in the following industries as of October 31, 2106:			The Asia Great Consumer Fund invested in securities with exposure to the following countries as of October 31, 2106:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Biotechnology	806,667	1.0%	China	34,485,654	44.3%
Chemicals	1,122,240	1.4%	Hong Kong	6,019,603	7.8%
Diversified Telecommunication Services	1,377,751	1.8%	India	12,566,757	16.1%
Food Products	6,454,171	8.3%	Indonesia	6,953,705	9.0%
Health Care Providers & Services	7,118,534	9.2%	Malaysia	1,604,772	2.1%
Hotels, Restaurants & Leisure	4,476,213	5.8%	Philippines	3,237,277	4.2%
Household Durables	859,911	1.1%	South Korea	6,521,899	8.4%
Household Products	3,297,730	4.3%	Taiwan	1,407,979	1.8%
Insurance	7,202,497	9.3%	Thailand	5,010,873	6.5%
Internet & Direct Marketing Retail	8,387,484	10.8%	Other Net Assets	(180,010)	(0.2)%
Internet Software & Services	19,083,500	24.5%	Total	77,628,509	100.0%
Life Sciences Tools & Services	53,981	0.1%
Machinery	2,354,249	3.0%
Personal Products	5,432,329	7.0%
Pharmaceuticals	7,070,753	9.1%
Transportation Infrastructure	2,710,509	3.5%
Other Net Assets	(180,010)	(0.2)%
Total	77,628,509	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Great Consumer Fund	October 31, 2106
(Unaudited)

		Shares	Value ($)
Common Stocks (97.4%)
Adidas AG (Textiles, Apparel & Luxury Goods)		3,450	565,735
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		6,564	667,493
Alimentation Couche-Tard, Inc., Class B (Food & Staples Retailing)		9,808	492,777
Alphabet, Inc., Class A* (Internet Software & Services)		665	538,583
Amadeus IT Holding SA, Class A (IT Services)		10,435	492,498
Amazon.com, Inc.* (Internet & Direct Marketing Retail)		979	773,233
Anheuser-Busch InBev SA/NV* (Beverages)		4,666	535,442
Apple, Inc. (Technology Hardware, Storage & Peripherals)		3,393	385,241
Astellas Pharma, Inc. (Pharmaceuticals)		20,259	301,325
Biogen Idec, Inc.* (Biotechnology)		1,081	302,875
Broadcom Ltd. (Semiconductors & Semiconductor Equipment)		2,849	485,128
Celgene Corp.* (Biotechnology)		4,438	453,474
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)		983	354,627
Comcast Corp., Class A (Media)		6,369	393,732
Costco Wholesale Corp. (Food & Staples Retailing)		1,871	276,665
Dollarama, Inc. (Multiline Retail)		6,716	501,935
Eurofins Scientific Se (Life Sciences Tools & Services)		1,056	479,736
Facebook, Inc., Class A* (Internet Software & Services)		3,202	419,430
Fresenius Medical Care AG & Co. KGaA (Health Care Providers & Services)		5,024	409,219
General Electric Co. (Industrial Conglomerates)		12,537	364,827
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)		15,017	385,937
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)		30,000	236,400
Industria de Diseno Textil SA (Specialty Retail)		13,596	475,221
Japan Tobacco, Inc. (Tobacco)		11,702	445,758
MasterCard, Inc., Class A (IT Services)		3,951	422,836
Medtronic PLC (Health Care Equipment & Supplies)		4,884	400,586
Newell Brands, Inc. (Household Durables)		9,712	466,370
Pernod Ricard SA (Beverages)		3,397	403,988
Pfizer, Inc. (Pharmaceuticals)		15,124	479,582
Priceline Group, Inc.* (Internet & Direct Marketing Retail)		351	517,455
Roche Holding AG (Pharmaceuticals)		2,392	550,066
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		6,225	478,516
Starbucks Corp. (Hotels, Restaurants & Leisure)		10,874	577,082
Tencent Holdings Ltd. (Internet Software & Services)		24,966	662,515
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)		3,310	486,669
Unilever NV (Personal Products)		9,490	397,691
Visa, Inc., Class A (IT Services)		5,874	484,664
Walt Disney Co. (The) (Media)		4,855	450,010
Whirlpool Corp. (Household Durables)		3,243	485,867
Yandex NV, Class A* (Internet Software & Services)		15,024	295,823
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		6,149	530,536

TOTAL COMMON STOCKS (Cost $16,364,310)			18,827,547

TOTAL INVESTMENTS (Cost $16,364,310) — 97.4%			18,827,547

Other Net Assets (Liabilities) — 2.6%			501,124

NET ASSETS — 100.0%			19,328,671

*	Non-income producing security
ADR	American Depositary Receipt

The Global Great Consumer Fund invested in the following industries as of October 31, 2106:			The Global Great Consumer Fund invested in securities with exposure to the following countries as of October 31, 2106:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Beverages	939,430	4.9%	Belgium	535,442	2.8%
Biotechnology	756,349	3.9%	Canada	994,712	5.1%
Food & Staples Retailing	769,442	3.9%	China	1,330,008	6.9%
Health Care Equipment & Supplies	400,586	2.1%	France	883,724	4.6%
Health Care Providers & Services	409,219	2.1%	Germany	974,954	5.0%
Hotels, Restaurants & Leisure	1,940,761	10.0%	Japan	747,083	3.9%
Household Durables	952,237	4.9%	Netherlands	397,691	2.1%
Industrial Conglomerates	364,827	1.9%	Russia	295,823	1.5%
Internet & Direct Marketing Retail	1,290,688	6.7%	Singapore	485,128	2.5%
Internet Software & Services	2,583,844	13.4%	Spain	967,719	5.0%
IT Services	1,399,998	7.2%	Switzerland	550,066	2.8%
Life Sciences Tools & Services	966,405	5.0%	United States	10,665,197	55.2%
Media	843,742	4.4%	Other Net Assets	501,124	2.6%
Multiline Retail	501,935	2.6%	Total	19,328,671	100.0%
Personal Products	397,691	2.1%
Pharmaceuticals	1,330,973	6.9%
Semiconductors & Semiconductor Equipment	485,128	2.5%
Specialty Retail	475,221	2.5%
Technology Hardware, Storage & Peripherals	385,241	2.0%
Textiles, Apparel & Luxury Goods	1,188,072	6.1%
Tobacco	445,758	2.3%
Other Net Assets	501,124	2.6%
Total	19,328,671	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Dynamic Bond Fund	October 31, 2106
(Unaudited)

	Shares or Principal Amount		Value ($)
Foreign Bonds (3.7%)
Mexico — 0.3%
United Mexican States, Series M, 6.50%, 6/9/22+ (a)	600,000	MXN	32,524
Russian Federation — 1.2%
Russian Government Bond, Series 6204, 7.50%, 3/15/18+ (a)	3,000,000	RUB	46,980
Russian Government Bond, Series 6205, 7.60%, 4/14/21+ (a)	6,000,000	RUB	91,425

			138,405
SNAT — 2.2%
European Bank for Reconstruction & Dev, Series G, 10.00%, 11/16/18+	2,000,000,000	IDR	161,746
International Finance Corp., Series G, 10.00%, 6/12/17+	350,000	BRL	108,844

			270,590

TOTAL FOREIGN BONDS (Cost $424,978)			441,519

Yankee Dollar Bonds (71.6%)
Baidu, Inc., 3.50%, 11/28/22	$500,000		523,340
Banco Nac de Desen Econo - Registered Shares, 5.50%, 7/12/20	100,000		105,510
CNOOC Finance 2014 ULC, 4.25%, 4/30/24	500,000		533,758
CNPC General Capital Ltd.(b), 2.75%, 4/19/17	200,000		201,115
Codelco, Inc. - Registered Shares, 3.88%, 11/3/21	200,000		208,134
Corp Nacional del Cobre de Chile - Registered Shares, 4.50%, 9/16/25	200,000		208,337
Croatia Government International Bond - Registered Shares, 6.63%, 7/14/20	250,000		277,794
Eskom Holdings Ltd. - Registered Shares, 5.75%, 1/26/21	200,000		201,700
Export Credit Bank of TU - Registered Shares, 5.38%, 11/4/16	250,000		250,163
Export-Import Bank of India, Series E, 4.00%, 8/7/17	500,000		508,575
Federal Republic of Brazil, 4.88%, 1/22/21	200,000		212,100
Federal Republic of Brazil, 6.00%, 4/7/26	400,000		442,000
Gazprom PAO - Registered Shares, 6.51%, 3/7/22	100,000		109,814
Hungarian Development Bank Ltd. - Registered Shares, 6.25%, 10/21/20	200,000		226,210
Kazagro National Management Holding - Registered Shares, 4.63%, 5/24/23	200,000		187,500
Kaztemirtrans AO - Registered Shares(a), 6.38%, 10/6/20	200,000		215,250
Magyar Export-Import Bank, 4.00%, 1/30/20	200,000		208,079
Nemak Sab de CV - Registered Shares, 5.50%, 2/28/23, Callable 2/28/18 @ 103	200,000		208,650
Petroleos Mexicanos, 5.50%, 1/21/21	50,000		53,125
Petroleos Mexicanos - Registered Shares, 6.88%, 8/4/26	100,000		112,050
PT Pertamina Tbk(b), 4.88%, 5/3/22	250,000		267,403
Republic of South Africa, 5.50%, 3/9/20	100,000		108,775
Russian Federation - Registered Shares, 4.75%, 5/27/26	200,000		212,088
Rzd Capital Ltd., Series E, 5.74%, 4/3/17	100,000		101,742
Sberbank of Russia Via SB Capital SA - Registered Shares, 4.95%, 2/7/17	400,000		402,978
Siam Commercial Bank Public Co. Ltd.(b), 3.50%, 4/7/19	500,000		517,226
Southern Gas Corridor CJSC, 6.88%, 3/24/26	200,000		225,958
State Bank of India(b), 3.25%, 4/18/18	300,000		305,367
TC Ziraat Bankasi AS, 4.75%, 4/29/21	200,000		198,495
Telefonica Emisiones SAU, 5.46%, 2/16/21	250,000		281,844
Tencent Holding Ltd. - Registered Shares, 4.63%, 12/12/16	500,000		501,774
Vnesheconombank Via VEB Finance PLC - Registered Shares, 6.03%, 7/5/22	200,000		209,852
Woori Bank Co. Ltd.(b), 2.88%, 10/2/18	200,000		204,494

TOTAL YANKEE DOLLAR BONDS (Cost $8,205,447)			8,531,200

Corporate Bonds (4.0%)
United States — 4.0%
EMC Corp., 2.65%, 6/1/20	100,000		97,362
Goldman Sachs Group, Inc., 3.50%, 1/23/25, Callable 10/23/24 @ 100	250,000		256,836
Southern Copper Corp., 7.50%, 7/27/35	100,000		118,291

TOTAL CORPORATE BONDS (Cost $446,677)			472,489

Exchange Traded Funds (5.7%)
iShares iBoxx $ Investment Grade Corporate Bond ETF (Corp/Pref-High Yield)	4,200		508,115
VanEck Vectors J.P.Morgan EM Local Currency Bond ETF (Sovereign)	8,410		157,856
Wisdomtree Emerging Markets Local Debt Fund (Corp/Pref-High Yield)	250		9,383

TOTAL EXCHANGE TRADED FUNDS (Cost $650,780)			675,354

U.S. Treasury Obligations (8.5%)
U.S. Treasury Note, 0.88%, 5/15/17	500,000		500,899
U.S. Treasury Note, 1.50%, 12/31/18	500,000		506,289

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1.005,416)			1,007,188

TOTAL INVESTMENTS (Cost $10,733,298) — 93.5%			11,127,750

Other Net Assets (Liabilities) — 6.5%			776,224

NET ASSETS — 100.0%			11,903,974

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Variable or Floating Rate Security. Rate disclosed is as of October 31, 2016.
(b)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees. At October 31, 2016, the restricted securities represent 12.6% of net assets.

BRL	Brazilian Real
ETF	Exchange Traded Fund
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Dynamic Bond Fund	October 31, 2106
(Unaudited)

The Global Dynamic Bond Fund invested in the following industries as of October 31, 2106:			The Global Dynamic Bond Fund invested in securities with exposure to the following countries as of October 31, 2106:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Auto Components	208,650	1.7%	Azerbaijan	225,958	1.9%
Banks	3,136,949	26.2%	Brazil	759,610	6.4%
Capital Markets	365,680	3.1%	Canada	533,758	4.5%
Corp/Pref-High Yield	517,498	4.4%	Chile	416,471	3.5%
Diversified Financial Services	161,746	1.3%	China	1,226,229	10.4%
Diversified Telecommunication Services	281,844	2.4%	Croatia	277,794	2.3%
Electric Utilities	201,700	1.7%	Hungary	434,289	3.6%
Food Products	187,500	1.6%	India	813,942	6.8%
Gas Utilities	225,958	1.9%	Indonesia	267,403	2.2%
Internet Software & Services	1,025,114	8.7%	Kazakhstan	187,500	1.6%
Metals & Mining	534,762	4.5%	Luxembourg	109,814	0.9%
Oil, Gas & Consumable Fuels	1,277,265	10.7%	Mexico	406,349	3.4%
Road & Rail	316,992	2.7%	Netherlands	215,250	1.8%
Sovereign	2,588,730	21.8%	Russian Federation	1,065,065	9.0%
Technology Hardware, Storage & Peripherals	97,362	0.8%	SNAT	270,590	2.2%
Other Net Assets	776,224	6.5%	South Africa	310,475	2.6%
Total	11,903,974	100.0%	South Korea	204,494	1.7%
			Spain	281,844	2.4%
			Thailand	517,226	4.3%
			Turkey	448,658	3.8%
			United States	2,155,031	18.2%
			Other Net Assets	776,224	6.5%
			Total	11,903,974	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Growth Fund	October 31, 2106
(Unaudited)

		Shares	Value ($)
Common Stocks (97.5%)
Adobe Systems, Inc.* (Software)		1,594	171,371
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		2,002	203,584
Alimentation Couche-Tard, Inc., Class B (Food & Staples Retailing)		2,512	126,209
Allergan PLC* (Pharmaceuticals)		612	127,871
Alphabet, Inc., Class A* (Internet Software & Services)		210	170,079
Amazon.com, Inc.* (Internet & Direct Marketing Retail)		279	220,360
Anheuser-Busch InBev SA/NV* (Beverages)		1,302	149,410
Associated British Foods PLC (Food Products)		6,025	181,532
Broadcom Ltd. (Semiconductors & Semiconductor Equipment)		1,193	203,144
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)		378	136,367
Constellation Brands, Inc., Class A (Beverages)		650	108,628
Dexcom, Inc.* (Health Care Equipment & Supplies)		2,087	163,287
Dollarama, Inc. (Multiline Retail)		2,210	165,169
Don Quijote Holdings Co. Ltd. (Multiline Retail)		2,200	83,825
e.l.f. Beauty, Inc.* (Personal Products)		4,250	109,905
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)		1,343	127,880
Facebook, Inc., Class A* (Internet Software & Services)		1,353	177,229
Fitbit, Inc., Class A* (Electronic Equipment, Instruments & Components)		5,684	75,370
Fresenius Medical Care AG & Co. KGaA (Health Care Providers & Services)		1,526	124,297
Hermes International (Textiles, Apparel & Luxury Goods)		346	140,173
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)		14,816	116,750
Illumina, Inc.* (Life Sciences Tools & Services)		979	133,281
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)		7,729	138,745
Luxottica Group S.p.A. (Textiles, Apparel & Luxury Goods)		1,949	97,014
MG Technologies AG (Machinery)		2,655	102,650
Netflix, Inc.* (Internet & Direct Marketing Retail)		1,808	225,764
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)		2,435	173,275
NXP Semiconductors NV* (Semiconductors & Semiconductor Equipment)		2,000	200,000
Palo Alto Networks, Inc.* (Communications Equipment)		704	108,296
Pandora A/S (Textiles, Apparel & Luxury Goods)		851	110,792
Paypal Holdings, Inc.* (IT Services)		4,066	169,390
Priceline Group, Inc.* (Internet & Direct Marketing Retail)		83	122,361
Proofpoint, Inc.* (Software)		2,332	182,782
Samsonite International SA (Textiles, Apparel & Luxury Goods)		17,700	55,688
Sony Corp. (Household Durables)		4,300	137,837
Symrise AG (Chemicals)		1,926	132,145
Tencent Holdings Ltd. (Internet Software & Services)		7,200	191,064
Under Armour, Inc., Class A* (Textiles, Apparel & Luxury Goods)		2,415	75,107
Unilever NV (Personal Products)		2,902	121,612

TOTAL COMMON STOCKS (Cost $5,230,617)			5,560,243

TOTAL INVESTMENTS (Cost $5,230,617) — 97.5%			5,560,243

Other Net Assets (Liabilities) — 2.5%			141,442

NET ASSETS — 100.0%			5,701,685

*	Non-income producing security
ADR	American Depositary Receipt

The Global Growth Fund invested in the following industries as of October 31, 2106:			The Global Growth Fund invested in securities with exposure to the following countries as of October 31, 2106:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Beverages	258,038	4.5%	Belgium	149,410	2.6%
Chemicals	132,145	2.3%	Canada	291,378	5.1%
Communications Equipment	108,296	1.9%	China	394,648	6.9%
Electronic Equipment, Instruments & Components	75,370	1.3%	Denmark	110,792	1.9%
Food & Staples Retailing	126,209	2.2%	France	140,173	2.5%
Food Products	181,532	3.2%	Germany	497,837	8.7%
Health Care Equipment & Supplies	291,167	5.1%	Hong Kong	55,688	1.0%
Health Care Providers & Services	124,297	2.2%	Italy	97,014	1.7%
Hotels, Restaurants & Leisure	136,367	2.4%	Japan	221,662	3.9%
Household Durables	137,837	2.4%	Netherlands	321,612	5.6%
Internet & Direct Marketing Retail	568,485	10.1%	Singapore	203,144	3.6%
Internet Software & Services	741,956	13.0%	United Kingdom	181,532	3.2%
IT Services	169,390	3.0%	United States	2,895,353	50.8%
Life Sciences Tools & Services	133,281	2.3%	Other Net Assets	141,442	2.5%
Machinery	102,650	1.8%	Total	5,701,685	100.0%
Multiline Retail	248,994	4.4%
Personal Products	231,517	4.0%
Pharmaceuticals	127,871	2.2%
Semiconductors & Semiconductor Equipment	715,164	12.5%
Software	354,153	6.2%
Textiles, Apparel & Luxury Goods	595,524	10.5%
Other Net Assets	141,442	2.5%
Total	5,701,685	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Assets and Liabilities	October 31, 2016
(Unaudited)

	Emerging Markets Fund	Asia Fund	Emerging Markets Great Consumer Fund
Assets:
Investments, at value (Cost $5,103,366, $24,804,024 and $159,798,827)	$5,886,146	$26,675,251	$172,623,571
Foreign currency, at value (Cost $—, $98,326 and $1,159,778)	—	98,355	1,160,480
Cash	278,736	252,588	1,705,733
Dividends and interest receivable	847	2,438	35,194
Receivable for investments sold	65,175	336,296	492,237
Receivable for capital shares issued	445	47,454	191,551
Reclaims receivable	457	912	9,602
Receivable from Manager	27,529	630	—
Prepaid expenses	12,026	14,854	37,782
Total Assets	6,271,361	27,428,778	176,256,150
Liabilities:
Foreign currency, at value (Cost $33,274, $— and $—)	33,153	—	—
Payable for investments purchased	123,954	233,889	569,582
Payable for capital shares redeemed	56,024	43,119	475,138
Payable to Manager	—	—	43,646
Accrued foreign taxes	15,373	87,448	282,675
Accrued expenses:
Administration	1,339	1,339	1,339
Distribution	1,140	400	20,099
Fund accounting	5,997	9,483	10,115
Transfer agent	30,089	31,070	55,355
Custodian	2,226	3,484	14,887
Compliance services	1,246	5,274	34,996
Legal and audit fees	4,621	14,820	89,100
Trustee	7	65	34
Line of credit	—	470	—
Other	9,735	28,043	210,431
Total Liabilities	284,904	458,904	1,807,397
Net Assets	$5,986,457	$26,969,874	$174,448,753
Net Assets consist of:
Capital	$6,750,195	$28,635,622	$192,526,574
Accumulated net investment income (loss)	(38,843)	(57,452)	(1,074,821)
Accumulated net realized gains (losses) on investments and foreign currency	(1,492,233)	(3,391,692)	(29,542,671)
Net unrealized appreciation (depreciation) on investments and foreign currency	767,338	1,783,396	12,539,671
Net Assets	$5,986,457	$26,969,874	$174,448,753
Net Assets:
Class A	$494,900	$459,828	$21,806,596
Class C	1,140,246	334,898	17,231,117
Class I	4,351,311	26,175,148	135,411,040
Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value):
Class A	50,785	45,984	1,957,914
Class C	122,768	35,280	1,620,269
Class I	440,724	2,568,780	11,988,086
Net Asset Value (redemption price per share):
Class A	$9.75	$10.00	$11.14
Class C (a)	$9.29	$9.49	$10.63
Class I	$9.87	$10.19	$11.30
Maximum Sales Charge:
Class A	5.75%	5.75%	5.75%
Maximum Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent per share):
Class A	$10.34	$10.61	$11.82

Amounts shown as “—“ are either $0 or round to $0.
(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Assets and Liabilities	October 31, 2016
(Unaudited)

	Asia Great Consumer Fund	Global Great Consumer Fund	Global Dynamic Bond Fund
Assets:
Investments, at value (Cost $79,257,625, $16,364,310 and $10,733,298)	$77,808,519	$18,827,547	$11,127,750
Foreign currency, at value (Cost $728,563, $21,806 and $—)	729,015	13,786	—
Cash	324,420	357,056	672,167
Segregated cash	—	—	22,504
Dividends and interest receivable	10,209	13,969	115,669
Receivable for investments sold	503,879	157,140	—
Receivable for capital shares issued	70,772	—	—
Reclaims receivable	12,210	27,479	—
Receivable from Manager	—	5,578	10,881
Prepaid expenses	25,270	7,755	1,983
Total Assets	79,484,294	19,410,310	11,950,954
Liabilities:
Payable for investments purchased	358,017	—	—
Payable for capital shares redeemed	454,396	27,678	—
Payable to Manager	5,671	—	—
Accrued foreign taxes	168,481	—	274
Borrowings payable	600,000	—	—
Accrued expenses:
Administration	1,339	1,339	1,339
Distribution	7,181	949	616
Fund accounting	10,768	300	300
Transfer agent	42,781	28,387	28,058
Custodian	6,800	386	190
Compliance services	19,175	2,368	1,525
Legal and audit fees	49,231	6,415	3,813
Trustee	—	—	45
Reimbursement	6,470	—	—
Line of credit	24	—	—
Other	125,451	13,817	10,820
Total Liabilities	1,855,785	81,639	46,980
Net Assets	$77,628,509	$19,328,671	$11,903,974
Net Assets consist of:
Capital	$89,431,483	$18,154,998	$11,562,497
Accumulated net investment income (loss)	(445,925)	8,686	36,386
Accumulated net realized gains (losses) on investments and foreign currency	(9,733,672)	(1,289,027)	(89,312)
Net unrealized appreciation (depreciation) on investments and foreign currency	(1,623,377)	2,454,014	394,403
Net Assets	$77,628,509	$19,328,671	$11,903,974
Net Assets:
Class A	$7,357,537	$1,173,894	$580,566
Class C	6,141,859	774,014	581,023
Class I	64,129,113	17,380,763	10,742,385
Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value):
Class A	623,988	93,937	56,029
Class C	545,817	64,380	56,265
Class I	5,364,705	1,376,092	1,035,611
Net Asset Value (redemption price per share):
Class A	$11.79	$12.50	$10.36
Class C (a)	$11.25	$12.02	$10.33
Class I	$11.95	$12.63	$10.37
Maximum Sales Charge:
Class A	5.75%	5.75%	4.50%
Maximum Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent per share):
Class A	$12.51	$13.26	$10.85

Amounts shown as “—“ are either $0 or round to $0.
(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Assets and Liabilities	October 31, 2016
(Unaudited)

Global Growth Fund
Assets:
Investments, at value (Cost $5,230,617)	$5,560,243
Cash	165,325
Dividends and interest receivable	1,384
Receivable for investments sold	114,371
Reclaims receivable	912
Receivable from Manager	10,146
Prepaid expenses	728
Total Assets	5,853,109
Liabilities:
Payable for investments purchased	114,848
Accrued expenses:
Administration	1,339
Fund accounting	300
Transfer agent	10,941
Custodian	15
Compliance services	79
Legal and audit fees	199
Other	23,703
Total Liabilities	151,424
Net Assets	$5,701,685
Net Assets consist of:
Capital	$5,400,001
Accumulated net investment income (loss)	(30,117)
Accumulated net realized gains (losses) on investments and foreign currency	2,220
Net unrealized appreciation (depreciation) on investments and foreign currency	329,581
Net Assets	$5,701,685
Net Assets:
Class I	$5,701,685
Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value):
Class I	540,000
Net Asset Value (redemption price per share):
Class I	$10.56

Amounts shown as “—“ are either $0 or round to $0.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Operations	For the period ended October 31, 2016
(Unaudited)

	Emerging Markets Fund	Asia Fund	Emerging Markets Great Consumer Fund
Investment Income:
Dividend income	$45,897	$208,301	$1,238,845
Foreign tax withholding	(3,769)	(17,407)	(112,154)
Total Investment Income	42,128	190,894	1,126,691
Expenses:
Manager fees	30,362	131,708	939,395
Administration fees	35,192	35,192	35,192
Distribution fees - Class A	574	626	26,722
Distribution fees - Class C	6,596	1,609	94,003
Fund accounting fees	27,580	29,626	33,415
Transfer agent fees	10,448	12,886	87,553
Class A	8,746	8,746	8,746
Class C	8,746	8,746	8,746
Class I	8,746	8,746	8,746
Custodian fees	10,976	15,472	83,580
Compliance service fees	975	3,979	33,301
Trustee fees	1,782	7,574	63,243
Legal and audit fees	5,071	17,374	136,400
State registration and filing fees	12,257	14,589	37,017
Line of credit fees	304	664	1,459
Insurance fees	7,824	22,722	182,115
Other fees	3,696	6,732	40,592
Total Expenses before fee reductions	179,875	326,991	1,820,225
Waivers and/or reimbursements from the Manager	(131,990)	(142,155)	(462,078)
Fees voluntarily reduced by the Administrator	(1,331)	(1,331)	(1,331)
Total Net Expenses	46,554	183,505	1,356,816
Net Investment Income (Loss)	(4,426)	7,389	(230,125)
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions:
Net realized gains (losses) on investments	59,529	(347,877)	492,536
Net realized gains (losses) on foreign currency transactions	(5,452)	(51,193)	(124,000)
Foreign taxes on realized gains	(2,742)	(14,010)	(131,519)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	480,868	2,263,693	11,771,749
Net Change in foreign taxes on unrealized gains/losses	(6,068)	(81,571)	(15,846)
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	526,135	1,769,042	11,992,920
Change in Net Assets Resulting From Operations	$521,709	$1,776,431	$11,762,795

Amounts shown as “—“ are either $0 or round to $0.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Operations	For the period ended October 31, 2016
(Unaudited)

	Asia Great Consumer Fund	Global Great Consumer Fund	Global Dynamic Bond Fund
Investment Income:
Dividend income	$609,573	$140,668	$51,729
Interest income	—	—	174,092
Foreign tax withholding	(57,386)	(10,953)	(94)
Total Investment Income	552,187	129,715	225,727
Expenses:
Manager fees	413,086	92,483	38,338
Administration fees	35,192	35,192	35,192
Distribution fees - Class A	11,106	1,575	730
Distribution fees - Class C	33,375	4,214	2,914
Fund accounting fees	32,943	21,411	17,450
Transfer agent fees	44,799	10,766	13,362
Class A	8,746	8,746	8,746
Class C	8,746	8,746	8,746
Class I	8,746	8,746	8,746
Custodian fees	35,447	2,972	825
Compliance service fees	16,286	2,862	1,122
Trustee fees	30,594	5,486	2,112
Legal and audit fees	66,791	12,211	4,542
State registration and filing fees	25,978	10,554	2,296
Line of credit fees	2,408	—	—
Insurance fees	110,535	11,247	8,965
Other fees	21,279	5,425	1,721
Total Expenses before fee reductions	906,057	242,636	155,807
Waivers and/or reimbursements from the Manager	(289,196)	(120,276)	(98,338)
Fees voluntarily reduced by the Administrator	(1,331)	(1,331)	(1,331)
Total Net Expenses	615,530	121,029	56,138
Net Investment Income (Loss)	(63,343)	8,686	169,589
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions:
Net realized gains (losses) on investments	(2,044,331)	(141,106)	133,062
Net realized gains (losses) on foreign currency transactions	(36,435)	(1,126)	2,247
Foreign taxes on realized gains	(48,398)	—	552
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	5,944,160	574,944	20,944
Net Change in foreign taxes on unrealized gains/losses	(46,080)	—	(138)
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	3,768,916	432,712	156,667
Change in Net Assets Resulting From Operations	$3,705,573	$441,398	$326,256

Amounts shown as “—“ are either $0 or round to $0.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Operations	For the period ended October 31, 2016
(Unaudited)

Global Growth Fund
Investment Income:
Dividend income	$13,854
Foreign tax withholding	(1,196)
Total Investment Income	12,658
Expenses:
Manager fees	26,819
Administration fees	35,192
Fund accounting fees	24,001
Transfer agent fees	11,248
Class I	8,746
Custodian fees	1,742
Compliance service fees	1,137
Trustee fees	2,178
Legal and audit fees	4,638
State registration and filing fees	999
Other fees	3,098
Total Expenses before fee reductions	119,798
Waivers and/or reimbursements from the Manager	(84,591)
Fees voluntarily reduced by the Administrator	(1,331)
Total Net Expenses	33,876
Net Investment Income (Loss)	(21,218)
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions:
Net realized gains (losses) on investments	127,967
Net realized gains (losses) on foreign currency transactions	(1,027)
Foreign taxes on realized gains	—
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	313,242
Net Change in foreign taxes on unrealized gains/losses	—
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	440,182
Change in Net Assets Resulting From Operations	$418,964

Amounts shown as “—“ are either $0 or round to $0.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Changes in Net Assets

	Emerging Markets Fund		Asia Fund
	Six Months Ended October 31, 2016 (unaudited)	Year Ended April 30, 2016	Six Months Ended October 31, 2016 (unaudited)	Year Ended April 30, 2016
From Investment Activities:
Operations:
Net investment income (loss)	$(4,426)	$(28,761)	$7,389	$(96,997)
Net realized gains (losses) on investments	59,529	(781,394)	(347,877)	(2,821,210)
Net realized gains (losses) on foreign currency transactions	(5,452)	(17,701)	(51,193)	(81,714)
Foreign taxes on realized gains	(2,742)	(6,731)	(14,010)	(8,466)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	474,800	(734,082)	2,182,122	(2,156,965)
Change in net assets resulting from operations	521,709	(1,568,669)	1,776,431	(5,165,352)
Distributions to Shareholders From:
Net realized gains on investments
Class A	—	—	—	(29,474)
Class C	—	—	—	(15,144)
Class I	—	—	—	(1,377,241)
Change in net assets from distributions	—	—	—	(1,421,859)
Change in net assets from capital transactions	(1,037,307)	(2,891,777)	(285,926)	1,918,505
Change in net assets	(515,598)	(4,460,446)	1,490,505	(4,668,706)
Net Assets:
Beginning of period	6,502,055	10,962,501	25,479,369	30,148,075
End of period	$5,986,457	$6,502,055	$26,969,874	$25,479,369
Accumulated net investment income (loss)	$(38,843)	$(34,417)	$(57,452)	$(64,841)
Capital Transactions:
Class A
Proceeds from shares issued	$57,590	$1,571,083	$26,928	$242,106
Dividends reinvested	—	—	—	27,926
Cost of shares redeemed	(43,528)	(1,514,987)	(99,273)	(176,716)
Class C
Proceeds from shares issued	20,994	830,129	26,988	51,227
Dividends reinvested	—	—	—	14,321
Cost of shares redeemed	(358,824)	(121,015)	(5,000)	(158,267)
Class I
Proceeds from shares issued	492,606	2,370,298	217,913	3,185,350
Dividends reinvested	—	—	—	1,319,212
Cost of shares redeemed	(1,206,145)	(6,027,285)	(453,482)	(2,586,654)
Change in net assets resulting from capital transactions	$(1,037,307)	$(2,891,777)	$(285,926)	$1,918,505
Share Transactions:
Class A
Issued	6,068	184,256	2,713	21,472
Reinvested	—	—	—	2,888
Redeemed	(4,676)	(173,327)	(10,123)	(17,429)
Class C
Issued	2,433	98,231	2,983	5,369
Reinvested	—	—	—	1,550
Redeemed	(39,520)	(13,736)	(517)	(15,657)
Class I
Issued	51,693	265,594	22,314	302,361
Reinvested	—	—	—	134,203
Redeemed	(136,173)	(667,910)	(48,143)	(253,518)
Change in shares	(120,175)	(306,892)	(30,773)	181,239

Amounts shown as “—“ are either $0 or round to $0.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Changes in Net Assets

	Emerging Markets Great Consumer Fund		Asia Great Consumer Fund
	Six Months Ended October 31, 2016 (unaudited)	Year Ended April 30, 2016	Six Months Ended October 31, 2016 (unaudited)	Year Ended April 30, 2016
From Investment Activities:
Operations:
Net investment income (loss)	$(230,125)	$(1,179,582)	$(63,343)	$(915,492)
Net realized gains (losses) on investments	492,536	(24,757,610)	(2,044,331)	(7,590,923)
Net realized gains (losses) on foreign currency transactions	(124,000)	(613,720)	(36,435)	(21,659)
Foreign taxes on realized gains	(131,519)	(90,040)	(48,398)	(72,194)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	11,755,903	(25,042,687)	5,898,080	(21,524,187)
Change in net assets resulting from operations	11,762,795	(51,683,639)	3,705,573	(30,124,455)
Distributions to Shareholders From:
Net realized gains on investments
Class A	—	—	—	(120,569)
Class C	—	—	—	(92,080)
Class I	—	—	—	(953,820)
Change in net assets from distributions	—	—	—	(1,166,469)
Change in net assets from capital transactions	(16,132,181)	12,649,568	(12,835,660)	(375,759)
Change in net assets	(4,369,386)	(39,034,071)	(9,130,087)	(31,666,683)
Net Assets:
Beginning of period	178,818,139	217,852,210	86,758,596	118,425,279
End of period	$174,448,753	$178,818,139	$77,628,509	$86,758,596
Accumulated net investment income (loss)	$(1,074,821)	$(844,696)	$(445,925)	$(382,582)
Capital Transactions:
Class A
Proceeds from shares issued	$4,260,088	$12,515,918	$838,542	$10,184,264
Dividends reinvested	—	—	—	115,050
Cost of shares redeemed	(4,802,440)	(10,046,554)	(3,493,229)	(9,451,450)
Class C
Proceeds from shares issued	1,014,332	6,921,591	222,173	4,466,374
Dividends reinvested	—	—	—	90,631
Cost of shares redeemed	(5,148,234)	(4,935,378)	(1,499,695)	(1,966,569)
Class I
Proceeds from shares issued	20,433,784	117,255,288	7,394,387	57,656,495
Dividends reinvested	—	—	—	913,965
Cost of shares redeemed	(31,889,711)	(109,061,297)	(16,297,838)	(62,384,519)
Change in net assets resulting from capital transactions	$(16,132,181)	$12,649,568	$(12,835,660)	$(375,759)
Share Transactions:
Class A
Issued	394,058	1,153,790	72,582	779,994
Reinvested	—	—	—	9,733
Redeemed	(445,423)	(960,542)	(300,501)	(779,772)
Class C
Issued	98,052	617,201	20,012	352,692
Reinvested	—	—	—	7,985
Redeemed	(501,711)	(487,622)	(135,080)	(176,275)
Class I
Issued	1,873,017	10,477,321	623,568	4,436,779
Reinvested	—	—	—	76,482
Redeemed	(2,901,397)	(10,373,162)	(1,397,020)	(5,259,527)
Change in shares	(1,483,404)	426,986	(1,116,439)	(551,909)

Amounts shown as “—“ are either $0 or round to $0.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Changes in Net Assets

	Global Great Consumer Fund		Global Dynamic Bond Fund
	Six Months Ended October 31, 2016 (unaudited)	Year Ended April 30, 2016	Six Months Ended October 31, 2016 (unaudited)	Year Ended April 30, 2016
From Investment Activities:
Operations:
Net investment income (loss)	$8,686	$52,846	$169,589	$350,263
Net realized gains (losses) on investments	(141,106)	(943,391)	133,062	(134,992)
Net realized gains (losses) on foreign currency transactions	(1,126)	(25,609)	2,247	1,012
Foreign taxes on realized gains	—	6	552	—
Net realized gains (losses) on futures contracts	—	—	—	(20,742)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	574,944	(318,614)	20,806	(57,736)
Change in net assets resulting from operations	441,398	(1,234,762)	326,256	137,805
Distributions to Shareholders From:
Net investment income
Class A	—	—	(7,608)	(13,305)
Class C	—	—	(5,452)	(9,014)
Class I	—	(4,061)	(151,106)	(283,148)
Net realized gains on investments
Class A	—	(30,590)	—	—
Class C	—	(28,953)	—	—
Class I	—	(526,277)	—	—
Change in net assets from distributions	—	(589,881)	(164,166)	(305,467)
Change in net assets from capital transactions	(131,928)	6,496,593	(617,496)	471,576
Change in net assets	309,470	4,671,950	(455,406)	303,914
Net Assets:
Beginning of period	19,019,201	14,347,251	12,359,380	12,055,466
End of period	$19,328,671	$19,019,201	$11,903,974	$12,359,380
Accumulated net investment income (loss)	$8,686	$—	$36,386	$30,963
Capital Transactions:
Class A
Proceeds from shares issued	$269,568	$127,826	$—	$3,500
Dividends reinvested	—	29,268	7,592	13,089
Cost of shares redeemed	(143,439)	(128,036)	(12,369)	(5,089)
Class C
Proceeds from shares issued	—	161,423	—	—
Dividends reinvested	—	28,811	5,442	8,939
Cost of shares redeemed	(136,478)	(89,804)	(5,038)	(44,898)
Class I
Proceeds from shares issued	304,830	6,620,229	825,400	831,004
Dividends reinvested	—	424,503	119,074	221,953
Cost of shares redeemed	(426,409)	(677,627)	(1,557,597)	(556,922)
Change in net assets resulting from capital transactions	$(131,928)	$6,496,593	$(617,496)	$471,576
Share Transactions:
Class A
Issued	22,079	9,876	—	350
Reinvested	—	2,297	733	1,297
Redeemed	(11,154)	(9,396)	(1,187)	(499)
Class C
Issued	—	12,341	—	—
Reinvested	—	2,335	527	888
Redeemed	(11,421)	(7,484)	(486)	(4,483)
Class I
Issued	24,245	506,759	79,387	82,052
Reinvested	—	33,035	11,480	21,965
Redeemed	(33,436)	(54,942)	(151,557)	(55,529)
Change in shares	(9,687)	494,821	(61,103)	46,041

Amounts shown as “—“ are either $0 or round to $0.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Changes in Net Assets

	Global Growth Fund
	Six Months Ended October 31, 2016 (unaudited)	For the period Jan. 4, 2016(a) through Apr. 30, 2016
From Investment Activities:
Operations:
Net investment income (loss)	$(21,218)	$(9,091)
Net realized gains (losses) on investments	127,967	(124,720)
Net realized gains (losses) on foreign currency transactions	(1,027)	193
Foreign taxes on realized gains	—	—
Net realized gains (losses) on futures contracts	—	—
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	313,242	16,339
Change in net assets resulting from operations	418,964	(117,279)
Distributions to Shareholders From:
Change in net assets from distributions	—	—
Change in net assets from capital transactions	—	5,400,000
Change in net assets	418,964	5,282,721
Net Assets:
Beginning of period	5,282,721	—
End of period	$5,701,685	$5,282,721
Accumulated net investment income (loss)	$(30,117)	$(8,899)
Capital Transactions:
Class I
Proceeds from shares issued	$—	$5,400,000
Change in net assets resulting from capital transactions	$—	$5,400,000
Share Transactions:
Class I
Issued	—	540,000
Change in shares	—	540,000

Amounts shown as “—“ are either $0 or round to $0.
(a) Commencement of operations.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Financial Highlights FOR THE PERIODS INDICATED	Selected data for a share of beneficial interest outstanding throughout the periods indicated

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income Loss		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)(a)	Ratio of Net Expenses to Average Net Assets(b)		Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Gross Expenses to Average Net Assets(b)	Net Assets at End of Period (000's)	Portfolio Turnover(a),(c)

Emerging Markets Fund
Class A
Six Months Ended October 31, 2016 (unaudited)	$8.87	(0.01)	(d)	0.89	0.88	—	—	—	$9.75	9.92%	1.63%	(e)	(0.18)%	9.11%	$495	40%
Year Ended April 30, 2016	$10.46	(0.05)	(d)	(1.54)	(1.59)	—	—	—	$8.87	(15.20)%	1.70%		(0.56)%	6.15%	$438	105%
Year Ended April 30, 2015	$9.52	0.06	(d)	0.88	0.94	—	—	—	$10.46	9.87%	1.73%	(f)	0.56%	5.71%	$402	99%
Year Ended April 30, 2014	$9.62	(0.02)		(0.08)	(0.10)	—	—	—	$9.52	(1.04)%	1.78%	(g)	(0.15)%	4.45%	$1,279	77%
Year Ended April 30, 2013	$9.35	0.03		0.24	0.27	—	—	—	$9.62	2.89%	1.85%		0.32%	5.30%	$1,247	165%

Class C
Six Months Ended October 31, 2016 (unaudited)	$8.49	(0.04)	(d)	0.84	0.80	—	—	—	$9.29	9.42%	2.38%	(e)	(0.87)%	7.40%	$1,140	40%
Year Ended April 30, 2016	$10.10	(0.11)	(d)	(1.50)	(1.61)	—	—	—	$8.49	(15.94)%	2.45%		(1.30)%	6.30%	$1,355	105%
Year Ended April 30, 2015	$9.26	(0.05)	(d)	0.89	0.84	—	—	—	$10.10	9.07%	2.47%	(f)	(0.53)%	6.08%	$761	99%
Year Ended April 30, 2014	$9.43	(0.07)		(0.10)	(0.17)	—	—	—	$9.26	(1.80)%	2.53%	(g)	(0.90)%	6.53%	$839	77%
Year Ended April 30, 2013	$9.23	(0.05)		0.25	0.20	—	—	—	$9.43	2.17%	2.60%		(0.32)%	7.39%	$545	165%

Class I
Six Months Ended October 31, 2016 (unaudited)	$8.98	—	(d),(h)	0.89	0.89	—	—	—	$9.87	9.91%	1.38%	(e)	0.09%	5.50%	$4,351	40%
Year Ended April 30, 2016	$10.57	(0.01)	(d)	(1.58)	(1.59)	—	—	—	$8.98	(15.04)%	1.45%		(0.14)%	3.59%	$4,709	105%
Year Ended April 30, 2015	$9.60	0.05	(d)	0.92	0.97	—	—	—	$10.57	10.10%	1.47%	(f)	0.43%	2.85%	$9,800	99%
Year Ended April 30, 2014	$9.69	0.02		(0.10)	(0.08)	(0.01)	—	(0.01)	$9.60	(0.83)%	1.53%	(g)	0.14%	3.09%	$14,240	77%
Year Ended April 30, 2013	$9.39	0.06		0.24	0.30	—	—	—	$9.69	3.19%	1.60%		0.59%	3.60%	$14,243	165%

Asia Fund
Class A
Six Months Ended October 31, 2016 (unaudited)	$9.35	(0.01)	(d)	0.66	0.65	—	—	—	$10.00	6.95%	1.63%	(e)	(0.15)%	6.01%	$460	54%
Year Ended April 30, 2016	$11.90	(0.06)	(d)	(1.94)	(1.99)	—	(0.56)	(0.56)	$9.35	(16.86)%	1.70%		(0.58)%	5.55%	$499	95%
Year Ended April 30, 2015	$11.38	0.06	(d)	1.98	2.04	—	(1.52)	(1.52)	$11.90	19.30%	1.70%		0.48%	5.42%	$553	100%
Year Ended April 30, 2014	$10.68	(0.03)		0.87	0.84	—	(0.14)	(0.14)	$11.38	7.90%	1.73%	(g)	(0.36)%	4.60%	$1,772	88%
Year Ended April 30, 2013	$9.59	—	(h)	1.09	1.09	—	—	—	$10.68	11.37%	1.80%		(0.29)%	5.42%	$1,552	173%

Class C
Six Months Ended October 31, 2016 (unaudited)	$8.91	(0.04)	(d)	0.62	0.58	—	—	—	$9.49	6.51%	2.38%	(e)	(0.95)%	8.69%	$335	54%
Year Ended April 30, 2016	$11.46	(0.12)	(d)	(1.87)	(1.99)	—	(0.56)	(0.56)	$8.91	(17.51)%	2.45%		(1.25)%	8.41%	$292	95%
Year Ended April 30, 2015	$11.08	(0.10)	(d)	2.00	1.90	—	(1.52)	(1.52)	$11.46	18.54%	2.45%		(0.83)%	7.39%	$476	100%
Year Ended April 30, 2014	$10.49	(0.13)		0.86	0.73	—	(0.14)	(0.14)	$11.08	6.99%	2.48%	(g)	(1.11)%	7.22%	$583	88%
Year Ended April 30, 2013	$9.49	(0.09)		1.09	1.00	—	—	—	$10.49	10.54%	2.55%		(0.91)%	8.03%	$592	173%

Class I
Six Months Ended October 31, 2016 (unaudited)	$9.52	—	(d),(h)	0.67	0.67	—	—	—	$10.19	7.04%	1.38%	(e)	0.07%	2.33%	$26,175	54%
Year Ended April 30, 2016	$12.07	(0.04)	(d)	(1.96)	(1.99)	—	(0.56)	(0.56)	$9.52	(16.61)%	1.45%		(0.35)%	2.22%	$24,688	95%
Year Ended April 30, 2015	$11.50	(0.03)	(d)	2.12	2.09	—	(1.52)	(1.52)	$12.07	19.55%	1.45%		(0.22)%	2.82%	$29,119	100%
Year Ended April 30, 2014	$10.77	(0.01)		0.88	0.87	—	(0.14)	(0.14)	$11.50	8.12%	1.48%	(g)	(0.11)%	3.46%	$10,470	88%
Year Ended April 30, 2013	$9.64	(0.01)		1.14	1.13	—	—	—	$10.77	11.72%	1.55%		0.13%	3.96%	$9,685	173%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Calculated using the average shares method.
(e)

The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2016 and the higher limit in effect prior to that date. See Note 4 to the financial statements for additional discussion.

(f)	The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2014 and the higher limit in effect prior to that date.
(g)	The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2013 and the higher limit in effect prior to that date.
(h)	Amount is less than $0.005.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Financial Highlights FOR THE PERIODS INDICATED	Selected data for a share of beneficial interest outstanding throughout the periods indicated

		Investment Activities					Distributions to Shareholders From					Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income Loss		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities		Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)(a)	Ratio of Net Expenses to Average Net Assets(b)		Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Gross Expenses to Average Net Assets(b)	Net Assets at End of Period (000's)	Portfolio Turnover(a),(c)

Emerging Markets Great Consumer Fund
Class A
Six Months Ended October 31, 2016 (unaudited)	$10.44	(0.02)	(d)	0.72	0.70		—	—	—	$11.14	6.70%	1.63%	(e)	(0.39)%	2.20%	$21,807	21%
Year Ended April 30, 2016	$13.05	(0.07)	(d)	(2.54)	(2.61)		—	—	—	$10.44	(20.00)%	1.70%		(0.68)%	1.92%	$20,970	68%
Year Ended April 30, 2015	$11.76	(0.05)	(d)	1.40	1.35		—	(0.06)	(0.06)	$13.05	11.53%	1.77%	(f)	(0.39)%	2.10%	$23,701	63%
Year Ended April 30, 2014	$12.11	(0.03)		(0.32)	(0.35)		—	—	—	$11.76	(2.89)%	1.85%		(0.51)%	2.53%	$38,988	29%
Year Ended April 30, 2013	$10.71	(0.05)	(d)	1.45	1.40		—	—	—	$12.11	13.07%	1.85%		(0.47)%	3.67%	$14,799	56%

Class C
Six Months Ended October 31, 2016 (unaudited)	$10.00	(0.06)	(d)	0.69	0.63		—	—	—	$10.63	6.30%	2.38%	(e)	(1.10)%	2.97%	$17,231	21%
Year Ended April 30, 2016	$12.60	(0.15)	(d)	(2.45)	(2.60)		—	—	—	$10.00	(20.63)%	2.45%		(1.44)%	2.67%	$20,246	68%
Year Ended April 30, 2015	$11.44	(0.15)	(d)	1.37	1.22		—	(0.06)	(0.06)	$12.60	10.71%	2.49%	(f)	(1.28)%	2.80%	$23,875	63%
Year Ended April 30, 2014	$11.87	(0.08)		(0.35)	(0.43)		—	—	—	$11.44	(3.62)%	2.60%		(1.17)%	3.43%	$13,112	29%
Year Ended April 30, 2013	$10.58	(0.13)	(d)	1.42	1.29		—	—	—	$11.87	12.19%	2.60%		(1.19)%	5.06%	$5,441	56%

Class I
Six Months Ended October 31, 2016 (unaudited)	$10.57	(0.01)	(d)	0.74	0.73		—	—	—	$11.30	6.91%	1.38%	(e)	(0.12)%	1.88%	$135,411	21%
Year Ended April 30, 2016	$13.19	(0.05)	(d)	(2.57)	(2.62)		—	—	—	$10.57	(19.86)%	1.45%		(0.45)%	1.59%	$137,602	68%
Year Ended April 30, 2015	$11.85	(0.04)	(d)	1.44	1.40		—	(0.06)	(0.06)	$13.19	11.86%	1.48%	(f)	(0.33)%	1.69%	$170,275	63%
Year Ended April 30, 2014	$12.18	0.02		(0.35)	(0.33)		—	—	—	$11.85	(2.71)%	1.60%		(0.05)%	2.30%	$58,622	29%
Year Ended April 30, 2013	$10.75	(0.02)	(d)	1.45	1.43		—	—	—	$12.18	13.30%	1.60%		(0.15)%	3.36%	$23,229	56%

Asia Great Consumer Fund
Class A
Six Months Ended October 31, 2016 (unaudited)	$11.27	(0.02)	(d)	0.54	0.52		—	—	—	$11.79	4.61%	1.63%	(e)	(0.27)%	2.47%	$7,358	18%
Year Ended April 30, 2016	$14.35	(0.12)	(d)	(2.83)	(2.95)		—	(0.13)	(0.13)	$11.27	(20.60)%	1.70%		(0.97)%	1.98%	$9,599	57%
Year Ended April 30, 2015	$11.30	(0.15)	(d)	3.35	3.20		—	(0.15)	(0.15)	$14.35	28.48%	1.72%	(f)	(1.15)%	2.81%	$12,079	33%
Year Ended April 30, 2014	$11.21	(0.07)	(d)	0.16	0.09		—	—	—	$11.30	0.80%	1.80%		(0.65)%	3.85%	$1,910	35%
Year Ended April 30, 2013	$9.56	(0.08)	(d)	1.73	1.65		—	—	—	$11.21	17.26%	1.80%		(0.85)%	5.38%	$1,714	77%

Class C
Six Months Ended October 31, 2016 (unaudited)	$10.79	(0.06)	(d)	0.52	0.46		—	—	—	$11.25	4.26%	2.38%	(e)	(1.05)%	3.29%	$6,142	18%
Year Ended April 30, 2016	$13.85	(0.20)	(d)	(2.73)	(2.93)		—	(0.13)	(0.13)	$10.79	(21.20)%	2.45%		(1.76)%	2.83%	$7,133	57%
Year Ended April 30, 2015	$10.99	(0.24)	(d)	3.25	3.01		—	(0.15)	(0.15)	$13.85	27.55%	2.47%	(f)	(1.92)%	3.54%	$6,601	33%
Year Ended April 30, 2014	$10.99	(0.13)	(d)	0.13	—	(e)	—	—	—	$10.99	0.00%	2.55%		(1.18)%	5.61%	$1,528	35%
Year Ended April 30, 2013	$9.46	(0.15)	(d)	1.68	1.53		—	—	—	$10.99	16.17%	2.55%		(1.59)%	8.15%	$578	77%

Class I
Six Months Ended October 31, 2016 (unaudited)	$11.41	—	(d),(g)	0.54	0.54		—	—	—	$11.95	4.73%	1.38%	(e)	(0.05)%	2.05%	$64,129	18%
Year Ended April 30, 2016	$14.49	(0.09)	(d)	(2.86)	(2.95)		—	(0.13)	(0.13)	$11.41	(20.40)%	1.45%		(0.72)%	1.61%	$70,026	57%
Year Ended April 30, 2015	$11.38	(0.13)	(d)	3.39	3.26		—	(0.15)	(0.15)	$14.49	28.81%	1.47%	(f)	(0.98)%	1.88%	$99,745	33%
Year Ended April 30, 2014	$11.27	(0.01)	(d)	0.12	0.11		—	—	—	$11.38	0.98%	1.55%		(0.13)%	2.98%	$18,067	35%
Year Ended April 30, 2013	$9.60	(0.06)	(d)	1.73	1.67		—	—	—	$11.27	17.40%	1.55%		(0.61)%	3.57%	$13,438	77%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Calculated using the average shares method.
(e)

The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2016 and the higher limit in effect prior to that date. See Note 4 to the financial statements for additional discussion.

(f)	The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2014 and the higher limit in effect prior to that date.
(g)	Amount is less than $0.005.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Financial Highlights FOR THE PERIODS INDICATED	Selected data for a share of beneficial interest outstanding throughout the periods indicated

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income Loss		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains From Investments	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)(a)	Ratio of Net Expenses to Average Net Assets(b)		Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Gross Expenses to Average Net Assets(b)	Net Assets at End of Period (000's)	Portfolio Turnover(a),(c)

Global Great Consumer Fund
Class A
Six Months Ended October 31, 2016 (unaudited)	$12.24	(0.01)	(d)	0.27	0.26	—		—	—	—	$12.50	2.12%	1.41%	(e)	(0.15)%	3.75%	$1,174	20%
Year Ended April 30, 2016	$13.62	0.02	(d)	(1.01)	(0.99)	—		(0.39)	—	(0.39)	$12.24	(7.35)%	1.52%	(f)	0.14%	4.02%	$1,016	45%
Year Ended April 30, 2015	$14.04	(0.01)	(d)	1.06	1.05	—		(1.47)	—	(1.47)	$13.62	8.02%	1.68%	(g)	(0.10)%	4.17%	$1,093	53%
Year Ended April 30, 2014	$11.58	(0.11)	(d)	2.65	2.54	—		(0.08)	—	(0.08)	$14.04	21.92%	1.75%		(0.82)%	4.97%	$990	38%
Year Ended April 30, 2013	$11.56	(0.02)		0.19	0.17	—	(i)	(0.15)	—	(0.15)	$11.58	1.63%	1.78%	(h)	(0.27)%	6.70%	$677	108%

Class C
Six Months Ended October 31, 2016 (unaudited)	$11.82	(0.05)	(d)	0.25	0.20	—		—	—	—	$12.02	1.69%	2.16%	(e)	(0.83)%	5.19%	$774	20%
Year Ended April 30, 2016	$13.26	(0.08)	(d)	(0.97)	(1.05)	—		(0.39)	—	(0.39)	$11.82	(8.02)%	2.25%	(f)	(0.63)%	4.97%	$896	45%
Year Ended April 30, 2015	$13.81	(0.11)	(d)	1.03	0.92	—		(1.47)	—	(1.47)	$13.26	7.18%	2.43%	(g)	(0.84)%	5.32%	$910	53%
Year Ended April 30, 2014	$11.47	(0.19)	(d)	2.61	2.42	—		(0.08)	—	(0.08)	$13.81	21.08%	2.50%		(1.53)%	6.40%	$800	38%
Year Ended April 30, 2013	$11.53	(0.10)		0.19	0.09	—		(0.15)	—	(0.15)	$11.47	0.90%	2.53%	(h)	(1.00)%	7.62%	$605	108%

Class I
Six Months Ended October 31, 2016 (unaudited)	$12.35	0.01	(d)	0.27	0.28	—		—	—	—	$12.63	2.27%	1.16%	(e)	0.15%	2.22%	$17,381	20%
Year Ended April 30, 2016	$13.71	0.05	(d)	(1.01)	(0.96)	—	(i)	(0.40)	—	(0.40)	$12.35	(7.14)%	1.25%	(f)	0.38%	2.19%	$17,108	45%
Year Ended April 30, 2015	$14.09	0.02	(d)	1.07	1.09	—		(1.47)	—	(1.47)	$13.71	8.28%	1.44%	(g)	0.18%	2.44%	$12,345	53%
Year Ended April 30, 2014	$11.59	(0.05)	(d)	2.63	2.58	—		(0.08)	—	(0.08)	$14.09	22.25%	1.50%		(0.55)%	3.14%	$13,009	38%
Year Ended April 30, 2013	$11.56	0.03		0.18	0.21	(0.03)		(0.15)	—	(0.18)	$11.59	1.93%	1.54%	(h)	(0.01)%	3.65%	$7,421	108%

Global Dynamic Bond Fund
Class A
Six Months Ended October 31, 2016 (unaudited)	$10.22	0.14	(d)	0.14	0.28	(0.14)		—	—	(0.14)	$10.36	2.71%	1.15%		2.68%	5.38%	$581	17%
Year Ended April 30, 2016	$10.36	0.28	(d)	(0.18)	0.10	(0.24)		—	—	(0.24)	$10.22	0.99%	1.15%		2.75%	5.26%	$577	94%
Year Ended April 30, 2015	$10.18	0.23	(d)	0.16	0.39	(0.20)		—	(0.01)	(0.21)	$10.36	3.87%	1.15%		2.25%	5.17%	$573	106%
Year Ended April 30, 2014	$10.50	0.23	(d)	(0.28)	(0.05)	(0.19)		(0.08)	—	(0.27)	$10.18	(0.43)%	1.15%		2.28%	5.80%	$552	137%
Year Ended April 30, 2013	$9.98	0.25	(d)	0.49	0.74	(0.20)		(0.02)	—	(0.22)	$10.50	7.44%	1.18%	(h)	2.40%	6.33%	$538	128%

Class C
Six Months Ended October 31, 2016 (unaudited)	$10.18	0.10	(d)	0.15	0.25	(0.10)		—	—	(0.10)	$10.33	2.43%	1.90%		1.92%	6.14%	$581	17%
Year Ended April 30, 2016	$10.32	0.20	(d)	(0.18)	0.02	(0.16)		—	—	(0.16)	$10.18	0.20%	1.90%		2.00%	5.95%	$572	94%
Year Ended April 30, 2015	$10.15	0.15	(d)	0.16	0.31	(0.13)		—	(0.01)	(0.14)	$10.32	3.11%	1.90%		1.50%	5.65%	$617	106%
Year Ended April 30, 2014	$10.48	0.15	(d)	(0.28)	(0.13)	(0.12)		(0.08)	—	(0.20)	$10.15	(1.21)%	1.90%		1.53%	6.41%	$568	137%
Year Ended April 30, 2013	$9.98	0.17	(d)	0.49	0.66	(0.14)		(0.02)	—	(0.16)	$10.48	6.62%	1.93%	(h)	1.65%	7.05%	$566	128%

Class I
Six Months Ended October 31, 2016 (unaudited)	$10.23	0.15	(d)	0.14	0.29	(0.15)		—	—	(0.15)	$10.37	2.84%	0.90%		2.94%	2.30%	$10,742	17%
Year Ended April 30, 2016	$10.37	0.30	(d)	(0.17)	0.13	(0.27)		—	—	(0.27)	$10.23	1.27%	0.90%		3.00%	2.10%	$11,210	94%
Year Ended April 30, 2015	$10.18	0.26	(d)	0.16	0.42	(0.22)		—	(0.01)	(0.23)	$10.37	4.20%	0.90%		2.49%	2.00%	$10,865	106%
Year Ended April 30, 2014	$10.51	0.25	(d)	(0.29)	(0.04)	(0.21)		(0.08)	—	(0.29)	$10.18	(0.28)%	0.90%		2.52%	2.42%	$11,944	137%
Year Ended April 30, 2013	$9.98	0.27	(d)	0.50	0.77	(0.22)		(0.02)	—	(0.24)	$10.51	7.74%	0.93%	(h)	2.64%	2.88%	$13,124	128%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Calculated using the average shares method.
(e)

The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2016 and the higher limit in effect prior to that date. See Note 4 to the financial statements for additional discussion.

(f)	The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2015 and the higher limit in effect prior to that date.
(g)	The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2014 and the higher limit in effect prior to that date.
(h)	The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2012 and the higher limit in effect prior to that date.
(i)	Amount is less than $0.005.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Financial Highlights FOR THE PERIODS INDICATED	Selected data for a share of beneficial interest outstanding throughout the periods indicated

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income Loss		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Gross Expenses to Average Net Assets(b)	Net Assets at End of Period (000's)	Portfolio Turnover(a),(c)

Global Growth Fund
Class I
Six Months Ended October 31, 2016 (unaudited)	$9.78	(0.04)	(d)	0.82	0.78	—	—	—	$10.56	7.98%	1.20%	(0.75)%	4.23%	$5,702	32%
January 4, 2016(e) through April 30, 2016	$10.00	(0.02)	(d)	0.20	(0.22)	—	—	—	$9.78	(2.20)%	1.20%	(0.55)%	5.28%	$5,283	37%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Calculated using the average shares method.
(e)	Commencement of operations.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2016
(Unaudited)

1.  Organization

Mirae Asset Discovery Funds (the "Trust") is organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). As of October 31, 2016, the Trust is comprised of the following seven funds: Emerging Markets Fund, Asia Fund, Emerging Markets Great Consumer Fund, Asia Great Consumer Fund, Global Great Consumer Fund, Global Dynamic Bond Fund and Global Growth Fund. Each may be referred to individually as a "Fund" and collectively as the "Funds."

Each Fund is classified as diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares are identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of shares. Class A Shares of the Funds have a maximum sales charge of 5.75% (4.50% for Class A Shares of Global Dynamic Bond Fund) as a percentage of the offering price. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds.  As of October 31, 2016, the Global Growth Fund had only commenced operations within Class I.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, the Trust expects any risk of loss to be remote.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Actual results could differ from these estimates.

Investment Valuation

The Funds record investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Equity securities (e.g., preferred and common stocks), exchange-traded funds and rights listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their last sale price on the relevant exchange as of the close of regular trading on that exchange. All equity securities that are not traded on a listed exchange or automated quotation system are valued at the last sale price at the close of the US market (i.e., usually the close of the regular trading on the New York Stock Exchange (“NYSE”)) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, "fair value" of the security will be determined in accordance with fair value procedures approved by the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”).

Fixed-income securities, other than US Government and agency securities, are generally valued by using valuation methodologies from an independent pricing service. Such services typically utilize multiple sources in an effort to obtain market color, which includes but is not limited to, observed transactions, credit quality information, perceived market movements, news, and other relevant information. These sources become the building blocks for establishing an effective modeling application, otherwise known as "matrix pricing." US Government and agency securities are valued at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within 60 days may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In the absence of available quotations fixed income securities will be priced at fair value determined in accordance with fair value procedures approved by the Board.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise fair value will be determined in accordance with fair value procedures approved by the Board.

The Funds may invest in American Depositary Receipts ("ADRs") as well as other "hybrid" forms of depositary receipts, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country.

Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2016
(Unaudited)

Futures contracts are generally valued at the daily quoted settlement prices established by the exchange on which they are traded.

Securities for which market quotations are not readily available (including securities for which Mirae Asset Global Investments (USA) LLC (the "Manager") determines that the closing market prices do not represent the securities' current value because of an intervening "significant event") will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security's trading has been halted or suspended, when the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates the net asset value. The Manager believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be "fair valued" by an independent pricing service or by the Manager's Valuation Committee, in accordance with a valuation policy approved by the Board, to take those factors into account.

Each Fund uses fair value pricing to seek to ensure that such Fund's net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security's valuation may differ depending on the method used for determining value. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's net asset value by short term traders.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

•

Level 1 — quoted prices in active markets for identical assets

•

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation procedures noted previously, equity securities, exchange-traded funds (including foreign equity securities), rights and futures contracts are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security). Fixed-income securities (including foreign bonds) are generally categorized as Level 2 securities in the fair value hierarchy.

A summary of the valuations as of October 31, 2016, based upon the three levels defined above, are identified below for each Fund.

	Level 1	Level 2	Level 3	Total Investments
Emerging Markets Fund
Common Stocks*	$5,886,146	$—	$—	$5,886,146
Total Investments	$5,886,146	$—	$—	$5,886,146

Asia Fund
Common Stocks*	$26,675,251	$—	$—	$26,675,251
Total Investments	$26,675,251	$–	$–	$26,675,251

Emerging Markets Great Consumer Fund
Common Stocks*	$169,876,113	$—	$—	$169,876,113
Preferred Stock*	2,747,458	—	—	2,747,458
Total Investments	$172,623,571	$—	$—	$172,623,571

Asia Great Consumer Fund
Common Stocks*	$77,808,519	$—	$—	$77,808,519
Total Investments	$77,808,519	$—	$—	$77,808,519

Global Great Consumer Fund
Common Stocks
Pharmaceuticals	$780,907	$550,066	$—	$1,330,973
Other Common Stocks*	17,496,574	—	—	17,496,574
Total Investments	$18,277,481	$550,066	$—	$18,827,547

Global Dynamic Bond Fund
Corporate Bonds	$—	$472,489	$—	$472,489
Exchange Traded Funds	675,354	—	—	675,354
Foreign Bonds	—	441,519	—	441,519
U.S. Treasury Obligations	—	1,007,188	—	1,007,188
Yankee Dollar Bonds	—	8,531,200	—	8,531,200
Total Investments	$675,354	$10,452,396	$—	$11,127,750

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2016
(Unaudited)

	Level 1	Level 2	Level 3	Total Investments
Global Growth Fund
Common Stocks*	$5,560,243	$—	$—	$5,560,243
Total Investments	$5,560,243	$—	$—	$5,560,243

*	For detailed industry classifications, see accompanying Schedules of Portfolio Investments.

For the period ended October 31, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end.

Transfers that occurred from Level 1 to Level 2 on recognition dates due to application of systematic fair value procedures affecting certain international portfolio holdings, and transfers that occurred from Level 2 to Level 1 on recognition dates due to application of systematic fair value procedures affecting certain international portfolio holdings no longer being required are as follows:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
Emerging Markets Fund	$278,736	$3,087,798
Asia Fund	252,588	16,178,087
Emerging Markets Great Consumer Fund	1,705,733	84,777,246
Asia Great Consumer Fund	—	47,492,882
Global Great Consumer Fund	907,122	2,377,318
Global Dynamic Bond Fund	4,459,097	—
Global Growth Fund	165,325	734,432

Foreign Currency Transactions

The accounting records of the Funds are maintained in US dollars. Non-US dollar denominated amounts are translated into US dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:

i)   value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii)  purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Investment income from non-US sources received by a Fund is generally subject to non-US withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable US income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discount.  Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Each of the Funds (except the Global Dynamic Bond Fund) intends to declare and distribute net investment income at least annually, if any. The Global Dynamic Bond Fund declares and distributes dividends from net investment income on a monthly basis. In addition, each Fund intends to distribute net realized capital gains, if any, annually.

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2016
(Unaudited)

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net ordinary loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales, tax treatment of passive foreign investment companies (PFICs)) do not require a reclassification. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes

Each Fund intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Each Fund intends to make timely distributions in order to avoid tax liability.

Management of the Funds has evaluated tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are no uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds' financial statements.

3.   Derivatives

Futures Contracts

The Global Dynamic Bond Fund may engage in transactions in futures contracts, which are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The Fund may enter into futures contracts in an effort to hedge against market risks. In addition, the Global Dynamic Bond Fund may enter into currency forward futures contracts, which are financial contracts to trade a specific foreign currency at an agreed exchange rate at a future date, generally under a standing binding agreement which may be traded on US and non-US exchanges. A currency forward futures contract will generally reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased.

Upon purchasing or selling a futures contract, the Fund is required to deposit collateral (“margin”) equal to a percentage (generally less than 10%) of the contract value. Each date thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day, or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.

The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the inability of the Manager to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations. During the period ended October 31, 2016, the Global Dynamic Bond Fund had no activity in these transactions.

4.  Transactions with Affiliates and other Servicing Arrangements

The Trust, on behalf of each Fund, has entered into an Investment Management Agreement between the Manager and the Trust (the "Investment Management Agreement"). Under this agreement, each Fund pays the Manager a fee, accrued daily and payable monthly at an annualized rate of the average daily net assets of each Fund as listed below:

Emerging Markets Fund	1.05%
Asia Fund	1.00%
Emerging Markets Great Consumer Fund	1.05%
Asia Great Consumer Fund	1.00%
Global Great Consumer Fund	0.90%
Global Dynamic Bond Fund	0.65%
Global Growth fund	0.95%

The Manager, with respect to each of Emerging Markets Fund, Asia Fund, Emerging Markets Great Consumer Fund and Asia Great Consumer Fund, has entered into a sub-management agreement with Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong” or the “Sub-Manager”) to manage all or a portion of the investments of each Fund.

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2016
(Unaudited)

The Manager has contractually agreed to waive advisory expenses and otherwise reimburse expenses of the Funds in order to limit the annual operating expenses (excluding interest expense, taxes, brokerage commissions, acquired fund fees and expenses and certain other Fund expenses) through August 31, 2016 as follows:

	Class A		Class C		Class I
Emerging Markets Fund	1.50%	*	2.25%	*	1.25%	*
Asia Fund	1.50%	*	2.25%	*	1.25%	*
Emerging Markets Great Consumer Fund	1.50%	*	2.25%	*	1.25%	*
Asia Great Consumer Fund	1.50%	*	2.25%	*	1.25%	*
Global Great Consumer Fund	1.35%	**	2.10%	**	1.10%	**
Global Dynamic Bond Fund	1.15%		1.90%		0.90%
Global Growth Fund	1.45%		2.20%		1.20%

*	Limit in effect as of August 28, 2016. Prior to that date, the expense limitation for this share class was 0.20% higher than that stated above.
**	Limit in effect as of August 28, 2016. Prior to that date, the expense limitation for this share class was 0.10% higher than that stated above.

Waives and reimbursements under this agreement are accrued daily and paid monthly.

Additionally, pursuant to the expense limitation agreement, each Fund has agreed to repay amounts waived or reimbursed by the Manager with respect to such Fund for a period of up to three years after such waiver or reimbursement was made. Such repayments are subject to approval by the Board, and are permissible to the extent such repayments would not cause the expenses of a Fund to exceed the limits described above. As of October 31, 2016, the repayments that may potentially be made by the Funds are as follows:

	Expires 4/30/17	Expires 4/30/18	Expires 4/30/19	Expires 4/30/20	Total
Emerging Markets Fund	$278,620	$238,162	$250,725	$131,990	$899,497
Asia Fund	271,955	251,202	237,924	142,155	903,236
Emerging Markets Great Consumer Fund	517,181	359,080	321,529	462,078	1,659,868
Asia Great Consumer Fund	274,619	245,334	211,610	289,196	1,020,759
Global Great Consumer Fund	211,584	174,323	193,012	120,276	699,195
Global Dynamic Bond Fund	232,755	172,222	175,385	98,338	678,700
Global Growth Fund	—	—	67,345	84,591	151,936

Citi Fund Services Ohio, Inc. ("Citi"), a wholly owned subsidiary of Citibank, N.A., serves as the Trust's administrator and fund accounting agent and receives fees for such services in accordance with a master services agreement with the Trust, on behalf of the Funds. Prior to April 1, 2015, Citi also served as transfer agent for the Funds under the same agreement

FIS (Formerly, SunGard Investor Services, LLC) serves as transfer agent for the Funds under a transfer agency agreement and receives fees for their services.

Citi also receives fees for certain additional services and reimbursement for out-of-pocket expenses. Citibank, N.A. serves as custodian for the Funds. For its services as custodian, the Funds pay Citibank, N.A. a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges. Such percentages vary by the jurisdiction in which the assets are held.

The Funds have an uncommitted $10,000,000 demand line of credit facility with Citibank, N.A.; borrowings under this facility bear interest at rates determined at the time of such borrowings, if any. During the period ended October 31, 2016, the borrowings under this arrangement were as follows:

	Amount		Date of Borrowing			Interest
	Borrowed		Start		End	Rate
Emerging Markets Fund	$800,000	$	May 4, 2016	$	May 31, 2016	1.405%
	150,000		Sep 22, 2016		Oct 4, 2016	1.458
Asia Fund	1,000,000		May 27, 2016		Jun 13, 2016	1.407
Emerging Markets Great Consumer Fund	4,500,000		Oct 11, 2016		Oct 21, 2016	1.459
Asia Great Consumer Fund	6,000,000		May 4, 2016		Jun 6, 2016	1.407

Interest charged under this facility during this period ended October 31, 2016 are identified as line of credit fees on the accompanying Statements of Operations.

As of October 31, 2016, the Funds had the following outstanding loans with Citibank, N.A.

	Amount	Interest
	Borrowed	Rate
Asia Great Consumer Fund	$600,000	$1.460%

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2016
(Unaudited)

Funds Distributor, LLC (the "Distributor") serves as the distributor of each Fund. The Trust, on behalf of each Fund, has adopted plans with respect to Class A and Class C Shares that allow each Fund to pay distribution fees for marketing, distribution and sale of those share classes under Rule 12b-1 of the 1940 Act, and shareholder servicing fees for certain services provided to its shareholders. Class A Shares pay a 12b-1 fee at an annual rate of 0.25% of average daily net assets. Class C Shares pay a 12b-1 fee at an annual rate of 1.00% of average daily net assets. The Distributor may use up to 0.25% for shareholder servicing of Class C Shares and up to 0.75% may be used for distribution of Class C Shares. The distributor received commissions from the sale of Class A and Class C Shares of the Funds during the period ended October 31, 2016 as follows:

	Class A	Class C
Emerging Markets Fund	$178	$—
Asia Fund	72	—
Emerging Markets Great Consumer Fund	7,770	—
Asia Great Consumer Fund	242	—
Global Great Consumer Fund	5	—

For the period ended October 31, 2016, the brokerage commissions paid by each Fund to broker/dealers affiliated with the Manager on the execution of each Fund's purchases and sales of portfolio investments are as follows:

	Name of Affiliate Broker/Dealer	Aggregate Amount of Brokerage Commissions Paid to Affiliate
Emerging Markets Fund	Mirae Asset Securities (Hong Kong) Ltd.	$401
Asia Fund	Mirae Asset Securities (Hong Kong) Ltd.	3,129
Emerging Markets Great Consumer Fund	Mirae Asset Securities (Hong Kong) Ltd.	2,262
Asia Great Consumer Fund	Mirae Asset Securities (Hong Kong) Ltd.	2,852
Global Growth Fund	Mirae Asset Securities (Hong Kong) Ltd.	268

Under the Fund Compliance and AML Services Agreement with the Trust, Foreside Fund Officer, LLC, an affiliate of the Distributor, provides a Chief Compliance Officer ("CCO") and an Anti-Money Laundering Compliance Officer as well as certain additional compliance support functions. Expenses incurred by each Fund are reflected on the Statements of Operations as "Compliance services fees".

Certain officers and Trustees of the Trust are officers of the Manager or Citi and receive no compensation from the Funds for such services.

5.  Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended October 31, 2016 were as follows:

	Purchases	Sales
Emerging Markets Fund	$2,290,308	$3,328,656
Asia Fund	13,973,177	14,433,851
Emerging Markets Great Consumer Fund	36,326,990	45,570,882
Asia Great Consumer Fund	14,888,479	29,457,404
Global Great Consumer Fund	3,730,536	3,738,427
Global Dynamic Bond Fund	1,758,633	3,212,178
Global Growth Fund	1,801,144	1,686,238

The cost of US government security purchases and the proceeds from the sale of US government securities (excluding securities maturing less than one year from acquisition) during the period ended October 31, 2016 were as follows:

	Purchases	Sales
Global Dynamic Bond Fund	$217,203	$522,477

6.  Investment Risks

Asset Allocation Risk

The Fund's ability to achieve its investment objective will depend, in part on the investment manager's ability to select the best asset allocation of assets across the various developed and emerging markets. This is a risk that the manager's evaluations and assumptions may be incorrect in view of actual market condition.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. A fund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such issuers than a fund that is more diversified. Funds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These Funds may be more volatile than a more geographically diversified fund. The Schedules of Portfolio Investments provide information on each Fund's holdings, including industry and/or geographical composition, as relevant.

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2016
(Unaudited)

Credit Risk

The issuer of a fixed income security or the counterparty to a contract, such as swaps or other derivatives, may become unable or unwilling to meet its financial obligations. Various market participants, such as rating agencies or pricing services, also may affect the security by downgrading the credit of the issuer of the security, which may decrease the value.

Emerging Markets Risks

The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in great price volatility; (iii) certain national policies that may restrict the Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Funds' loss of their entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.

Equity Securities Risk

Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company's financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Exchange-Traded Funds (ETFs) Risk

The Fund may invest in bond ETFs, which generally are passive investment vehicles. When the Fund purchases shares of an ETF, shareholders will bear both their proportionate share of the Fund's expenses and, indirectly, a portion of the ETF's expenses.

Fixed Income Securities Risk

Bonds tend to experience smaller fluctuations in value than equity securities. However, investors in any bond fund should anticipate fluctuations in price, especially for longer term issues and in environments of rising interest rates.

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by US entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than US investments. In addition, foreign markets can perform differently from the US market.

Growth Investing Risk

Investments in growth focused companies may be more volatile than other stocks or the market as a whole. Growth focused companies may be in early stages of business development or have smaller market capitalizations causing their securities to be more sensitive to economic downturns in the broader market.  The price of securities issued by growth-focused companies may be more sensitive to the companies’ current or expected earnings.

7.  Federal Income Tax Information

At April 30, 2016, the Funds had net capital loss carryforwards ("CLCFs") for federal income tax purposes which are available to reduce the future capital gain distributions to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward for an unlimited period capital losses incurred in taxable years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment CLCFs may have an increased likelihood of expiring unused. Additionally, post-enactment CLCFs will retain their character as short-term or long-term capital losses rather than being considered all short-term under previous law.

CLCFs originating in the current tax year and not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
Emerging Markets Fund	$993,916	$—	$993,916
Asia Fund	2,049,610	—	2,049,610
Emerging Markets Great Consumer Fund	11,476,514	757,961	12,234,475
Asia Great Consumer Fund	1,673,998	—	1,673,998
Global Dynamic Bond Fund	203,681	—	203,681
Global Growth Fund	124,720	—	124,720

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2016
(Unaudited)

Under current tax law, capital losses and net investment losses realized after October 31 and December 31, respectively, of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds’ deferred losses are as follows:

	Post October Loss Deferred	Post October Currency Loss Deferred and Late Year Ordinary Loss Deferred	Total
Emerging Markets Fund	$220,522	$34,417	$254,939
Asia Fund	—	64,841	64,841
Emerging Markets Great Consumer Fund	15,826,261	844,696	16,670,957
Asia Great Consumer Fund	5,926,762	382,582	6,309,344
Global Great Consumer Fund	1,146,796	—	1,146,796
Global Dynamic Bond Fund	21,492	—	21,492
Global Growth Fund	—	8,898	8,898

The tax character of distributions paid to shareholders during the tax year ended April 30, 2016 were as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
Asia Fund	$300,569	$1,121,286	$1,421,855	$—	$1,421,855
Asia Great Consumer Fund	—	1,166,469	1,166,469	—	1,166,469
Global Great Consumer Fund	19,654	570,227	589,881	—	589,881
Global Dynamic Bond Fund	305,467	—	305,467	—	305,467

As of April 30, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Emerging Markets Fund	$—	$—	$(1,248,855)	$(36,592)	$(1,285,447)
Asia Fund	—	—	(2,114,451)	(1,327,728)	(3,442,179)
Emerging Markets Great Consumer Fund	—	—	(28,905,433)	(935,183)	(29,840,616)
Asia Great Consumer Fund	—	—	(7,983,343)	(7,525,204)	(15,508,547)
Global Great Consumer Fund	—	—	(1,146,795)	1,879,070	732,275
Global Dynamic Bond Fund	30,628	30,628	(225,173)	373,932	179,387
Global Growth Fund	—	—	(133,619)	16,339	(117,280)

At October 31, 2016, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Fund	$5,274,367	$876,716	$(264,937)	$611,779
Asia Fund	25,411,861	2,697,668	(1,434,278)	1,263,390
Emerging Markets Great Consumer Fund	161,396,144	21,064,444	(9,837,017)	11,227,427
Asia Great Consumer Fund	79,311,858	4,860,816	(6,364,155)	(1,503,339)
Global Great Consumer Fund	16,364,310	2,917,135	(453,898)	2,463,237
Global Dynamic Bond Fund	10,734,298	400,610	(7,158)	393,452
Global Growth Fund	5,230,617	696,328	(366,702)	329,626

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2016
(Unaudited)

8.  Control Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of October 31, 2016, the Funds have individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), and representing ownership as follows:

Beneficial Ownership
Emerging Markets Fund	50%
Asia Fund	38%
Emerging Markets Great Consumer Fund	80%
Asia Great Consumer Fund	35%
Global Great Consumer Fund	26%
Global Dynamic Bond Fund	80%
Global Growth Fund	100%

9.  Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued and concluded no such events require recognition or disclosure in these financial statements, except as follows:

On December 20, 2016, the Board approved a recommendation from the Manager to close the Emerging Markets Fund and the Asia Fund (the “Liquidating Funds”) to additional investment effective December 29, 2016. This closure will be followed by a liquidating redemption to all shareholders of the Liquidating Funds, expected to occur on or about January 27, 2017. The Global Growth Fund is also expected to be closed and liquidated, at dates to be determined during early 2017.

Mirae Asset Discovery Funds
Board of Trustees Approval of the Investment Management Agreement
(Unaudited)

On June 20-21, 2016, as well as during a special telephonic meeting on June 1, 2016, the Board of Trustees of Mirae Asset Discovery Funds (the “Board” of the “Trust”) considered the renewal of the following:  (1) the Investment Management Agreement between the Trust and Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA” or the “Adviser”) for the Emerging Markets Fund (“Emerging Markets Fund”), Asia Fund, Emerging Markets Great Consumer Fund (“EM Great Consumer Fund”), Asia Great Consumer Fund, Global Great Consumer Fund and Global Dynamic Bond Fund (collectively, the “Funds”); and (2) the Sub-Management Agreement between the Manager and Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong” or the “Sub-Adviser”) for the Emerging Markets Fund, Asia  Fund, EM Great Consumer Fund and Asia Great Consumer Fund (consideration of both agreements together, the “Annual Approval”).

In connection with the Annual Approval, the Board requested and received a wide variety of information from the Adviser and Sub-Adviser. The materials and presentations by representatives of the Adviser described, among other things:  the Adviser’s and Sub-Adviser’s business; the Adviser’s and Sub-Adviser’s organizational structure, personnel and operations; the services provided by the Adviser and Sub-Adviser with respect to the Funds; the Funds’ performance; the Adviser’s and Sub-Adviser’s fees and the Funds’ net total expenses; the Adviser’s contractual fee waiver and expense reimbursement agreement with respect to the Funds; the Adviser’s proposed reductions in certain of the Funds’ net total expenses; and compliance and portfolio trading matters.  At the meetings, representatives of the Adviser discussed, and answered Trustees questions about, among other things, the Strategic Insight report comparing the Funds’ fees to those of peer groups of similar funds, performance comparison information, the Adviser’s services and personnel and the Adviser’s profitability. Also included in the materials was a memorandum from counsel on the responsibilities of the Board of Trustees in considering for approval the Investment Management and Sub-Management Agreements.

Nature, Extent and Quality of the Services

In reviewing the nature, extent and quality of services, the Board considered the scope and quality of services provided to the Funds by the Adviser under the Investment Management Agreement and by the Sub-Adviser under the Sub-Management Agreement.  The Board considered the quality of the investment research capabilities of the Adviser and the Sub-Adviser and other resources dedicated to performing services for the Funds.  The Board also considered information regarding: the experience and professional background of the portfolio managers at the Adviser and the Sub-Adviser and the qualifications and capabilities of the portfolio managers and other personnel who would have principal investment responsibility for each Fund’s investments; the investment philosophy and decision-making processes of those professionals; the capability and integrity of the Adviser’s/Sub-Adviser’s senior management and staff; the quality of the Adviser’s/Sub-Adviser’s services with respect to regulatory compliance and compliance with client investment policies and restrictions; and the financial condition and operational stability of the Adviser/Sub-Adviser, including financial statements of the Adviser and Sub-Adviser.  The Board also took into account its familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and reports during the preceding months in connection with the Funds.

The Board discussed the adequacy of the resources and quality of services provided by the Adviser and the Sub-Adviser under their respective Agreements.  The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Funds under the Investment Management and Sub-Management Agreements.

Costs of Services and Profitability

The Adviser then discussed with the Board its costs of services provided to the Funds.  The Board considered the Adviser’s and Sub-Adviser’s resources devoted to the Funds as well as the Adviser’s and Sub-Adviser’s income from the Funds and other products.  The Adviser then discussed its profitability analysis with respect to the Funds and the impact of the Adviser’s reimbursement of expenses with respect to all of the Funds.

Compensation

The Board received industry data from Strategic Insight, including a comparison of each Fund’s net management fees, contractual advisory fees, and net total expense ratios to the net management fees, contractual advisory fees, and net total expense ratios of each Fund’s peer group median. The Board also received information about the Adviser’s compensation for products with similar strategies.  The Board considered the Adviser’s commitment to maintain the Funds’ net expense levels as stated in a contractual fee waiver and expense reimbursement agreement with the Trust and to further reduce the expense ratio for the Emerging Markets Fund, Emerging Markets Great Consumer Fund, Asia Fund, Asia Great Consumer Fund and Global Great Consumer Fund, thereby increasing the Adviser’s fee waiver and expense reimbursement for that Fund.  The Board also considered the Adviser’s commitment to reduce the management fee for the Global Great Consumer Fund as stated in the amendment to the Investment Management Agreement approved by the Board.

Performance

The Board considered performance comparison information for each Fund based on Strategic Insight data comparing each Fund’s performance to that of its benchmark and to peer group for the year-to-date, one-year, three-year periods, and five-year periods for all Funds except for the Global Great Consumer Fund and Global Dynamic Bond Fund, each ended March 31, 2016.  The Board also considered the Strategic Insight report containing each Fund’s Morningstar Category Rankings (annual net total returns) for the year-to-date (YTD), one-year, three-year periods, and five-year periods for each Fund except for the Global Great Consumer Fund and Global Dynamic Bond Fund, ended March 31, 2016.  The Manager discussed factors behind the various Funds’ performance.

Economies of Scale

The Board then considered whether the Funds would benefit from any economies of scale, noting that breakpoints were currently not relevant to the Funds given their asset size.

Mirae Asset Discovery Funds
Board of Trustees Approval of the Investment Management Agreement
(Unaudited)

Other Benefits

The Board noted that the Adviser indicated that it does not expect to receive significant ancillary benefits as a result of its relationship with the Funds and that transactions effected through its affiliated broker are reported to the Board.

Conclusion

The Board, including all of the Independent Trustees, concluded that the fees payable under the Investment Management and Sub-Management Agreements were fair and reasonable with respect to the services that the Adviser and the Sub-Adviser provide to each Fund and in light of the other factors described above that the Board deemed relevant.  The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling.  The Board was also assisted by the advice of independent counsel in making this determination.

Mirae Asset Discovery Funds

To Make Investments

Regular Mail:	Mirae Asset Discovery Funds
P.O. Box 183165
Columbus, Ohio 43218-3165

Express, Registered or	Mirae Asset Discovery Funds
Certified Mail:	3435 Stelzer Road
Columbus, Ohio 43219

Phone Number:	1-888-335-3417

This report is submitted for the general information of the shareholders of the Mirae Asset Discovery Funds (the "Trust"). It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, visit www.miraeasset.com.

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-335-3417; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how each Fund (or the Funds) voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-888-335-3417, and on the Trust's website at http://investment.miraeasset.us.

The Trust files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available, free of charge, on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Mirae Asset Discovery Funds are distributed by Funds Distributor, LLC.

10/16

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable – only for annual reports.

Item 6. Schedule of Investments.

(a)   Included as part of report to stockholders under Item 1.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)      Not applicable - only for annual reports.

(a)(2)

Separate certfications by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

(a)(3)      Not applicable.

(b)

A certification by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mirae Asset Discovery Funds

By (Signature and Title)*	/s/ Peter T.C. Lee
Peter T.C. Lee, President and Principal Executive Officer

Date	December 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter T.C. Lee
Peter T.C. Lee, President and Principal Executive Officer

Date	December 22, 2016

By (Signature and Title)*	/s/ Joel B. Engle
Joel B. Engle, Treasurer, Principal Financial and Accounting Officer

Date	December 22, 2016

* Print the name and title of each signing officer under his or her signature.